UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2012

Item 1. Reports to Stockholders

Fidelity®

Mid-Cap Stock

Fund

Annual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Mid-Cap Stock Fund	0.19%	1.51%	5.89%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Mid-Cap Stock Fund, a class of the fund, on April 30, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P MidCap 400® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks largely overcame a summer swoon, leaving major equity benchmarks with only modest returns for the year ending April 30, 2012. The financial crisis in Europe, squabbles over the U.S. debt ceiling and the nation's historic credit-rating downgrade weighed on equities throughout the summer and early fall. In October, however, healthier manufacturing, consumer and employment data helped rejuvenate markets and investors' appetite for riskier assets. Stocks skidded in November on renewed recession fears, but the U.S. economy was resilient and major equity benchmarks went on to post their best first-quarter performance since 1998. But, stocks slipped modestly in April, as resurfacing concerns about European debt and a potentially sharp slowdown in China's economy put the brakes on much of the earlier momentum. For the full 12 months, the broad-based S&P 500® Index rose 4.76%, while the blue-chip-laden Dow Jones Industrial AverageSM added 5.97% and the technology-heavy Nasdaq Composite® Index gained 7.12%. Small- and mid-cap stocks trailed their large-cap counterparts, with the Russell 2000® and Russell Midcap® indexes declining 4.25% and 0.03%, respectively. Despite a strong rally early in 2012, foreign developed-markets stocks were unable to shed the weight of Europe's debt woes, and the MSCI® EAFE® (Europe, Australasia, Far East) Index finished down 12.70%.

Comments from John Roth, Portfolio Manager of Fidelity® Mid-Cap Stock Fund: For the year, the fund's Retail Class shares rose 0.19%, outpacing the 0.94% decline of the S&P MidCap 400® Index. Stock picking in consumer discretionary helped the most, followed by investments in energy and the software/services industry within technology. In the latter category, results were bolstered by two out-of-index picks - Autonomy and Nuance Communications. Autonomy, a U.K.-based maker of cloud-computing software, was the fund's largest relative contributor. The stock rose when it was announced that the company would be acquired by Hewlett-Packard. Nuance provides the technology behind Apple's SiriTM voice-recognition software used in the company's new iPhone® 4S smartphone. An out-of-index stake in biopharmaceutical firm Inhibitix also helped meaningfully. Conversely, stock picking within financials was detrimental, including a non-index stake in insurance company Lincoln National. Blinkx, an Internet search engine specializing in streaming video, underperformed after announcing a dilutive acquisition and capital raise. Avoiding biotech firm and index component Regeneron Pharmaceuticals also hurt. Our foreign holdings detracted overall, hampered in part by currency fluctuations. Some of the stocks I've mentioned in this update were sold prior to period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Mid-Cap Stock	.96%
Actual		$ 1,000.00	$ 1,119.60	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,020.09	$ 4.82
Class K	.80%
Actual		$ 1,000.00	$ 1,120.60	$ 4.22
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Green Mountain Coffee Roasters, Inc.	2.3	3.0
Monster Beverage Corp.	1.7	0.0
Church & Dwight Co., Inc.	1.5	1.6
Kansas City Southern	1.3	1.2
Perrigo Co.	1.3	1.3
Henry Schein, Inc.	1.3	1.2
Gartner, Inc. Class A	1.2	1.1
Northeast Utilities	1.1	1.1
KKR Financial Holdings LLC	1.1	0.9
Plains Exploration & Production Co.	1.0	0.7
	13.8
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.7	15.5
Information Technology	16.6	17.8
Consumer Discretionary	15.9	14.6
Health Care	13.1	13.1
Industrials	10.9	7.9
Asset Allocation (% of fund's net assets)
As of April 30, 2012*		As of October 31, 2011**
	Stocks 99.2%		Stocks 95.7%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.7%		Short-Term Investments and Net Other Assets (Liabilities) 4.3%
* Foreign investments	7.6%	** Foreign investments	8.7%

Annual Report

Investments April 30, 2012

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.6%
Automobiles - 0.5%
Tesla Motors, Inc. (a)	1,087,736	$ 36,037
Distributors - 0.4%
Pool Corp.	691,000	25,505
Diversified Consumer Services - 0.3%
Weight Watchers International, Inc. (d)	234,000	17,775
Hotels, Restaurants & Leisure - 2.5%
Arcos Dorados Holdings, Inc.	682,229	12,191
Bravo Brio Restaurant Group, Inc. (a)	626,132	12,648
Denny's Corp. (a)	2,553,992	10,574
Domino's Pizza, Inc.	348,400	13,173
Jubilant Foodworks Ltd. (a)	500,000	11,254
Panera Bread Co. Class A (a)	293,300	46,318
Red Robin Gourmet Burgers, Inc. (a)	500,000	17,830
Texas Roadhouse, Inc. Class A	1,000,000	17,250
Wyndham Worldwide Corp.	624,900	31,457
		172,695
Household Durables - 3.5%
D.R. Horton, Inc.	1,698,533	27,771
Jarden Corp.	756,100	31,703
Lennar Corp. Class A (d)	1,034,900	28,708
NVR, Inc. (a)	59,900	46,958
Toll Brothers, Inc. (a)	1,630,187	41,407
Tupperware Brands Corp.	992,500	61,823
		238,370
Internet & Catalog Retail - 0.2%
Start Today Co. Ltd. (d)	974,200	14,992
Leisure Equipment & Products - 1.0%
Amer Group PLC (A Shares)	504,579	7,181
Brunswick Corp.	2,229,000	58,600
		65,781
Media - 1.0%
Discovery Communications, Inc. (a)	794,800	43,253
Scripps Networks Interactive, Inc. Class A	520,200	26,124
		69,377
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	449,100	45,656
Specialty Retail - 4.8%
Collective Brands, Inc. (a)	1,510,251	31,368
Dick's Sporting Goods, Inc.	904,900	45,788
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Fast Retailing Co. Ltd.	118,800	$ 26,550
Limited Brands, Inc.	482,700	23,990
Lithia Motors, Inc. Class A (sub. vtg.)	1,000,000	26,830
Penske Automotive Group, Inc.	727,877	19,245
PT ACE Hardware Indonesia Tbk	3,702,000	2,074
Ross Stores, Inc.	572,200	35,242
Sally Beauty Holdings, Inc. (a)	1,424,900	37,902
Tractor Supply Co.	558,900	55,001
Ulta Salon, Cosmetics & Fragrance, Inc.	227,000	20,017
		324,007
Textiles, Apparel & Luxury Goods - 0.7%
Under Armour, Inc. Class A (sub. vtg.) (a)	500,000	48,965
TOTAL CONSUMER DISCRETIONARY		1,059,160
CONSUMER STAPLES - 9.5%
Beverages - 3.5%
Beam, Inc.	1,223,300	69,459
Brown-Forman Corp. Class B (non-vtg.)	346,000	29,877
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,199,500	25,909
Monster Beverage Corp. (a)	1,726,500	112,153
		237,398
Food & Staples Retailing - 0.8%
Casey's General Stores, Inc.	375,000	21,131
Drogasil SA	1,627,900	17,542
United Natural Foods, Inc. (a)	348,426	17,174
		55,847
Food Products - 2.9%
Green Mountain Coffee Roasters, Inc. (a)	3,279,500	159,873
Sara Lee Corp.	1,780,300	39,238
		199,111
Household Products - 1.5%
Church & Dwight Co., Inc.	1,995,400	101,366
Personal Products - 0.6%
Nu Skin Enterprises, Inc. Class A	759,500	40,481
Tobacco - 0.2%
Philip Morris CR A/S	22,800	13,244
TOTAL CONSUMER STAPLES		647,447
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 7.3%
Energy Equipment & Services - 2.3%
Diamond Offshore Drilling, Inc. (d)	388,600	$ 26,639
Dresser-Rand Group, Inc. (a)	631,809	30,756
Helmerich & Payne, Inc.	319,200	16,404
Noble Corp.	493,300	18,775
Oceaneering International, Inc.	1,283,000	66,241
		158,815
Oil, Gas & Consumable Fuels - 5.0%
Cabot Oil & Gas Corp.	505,800	17,774
Cimarex Energy Co.	822,700	56,857
Concho Resources, Inc. (a)	225,600	24,180
EV Energy Partners LP	801,600	50,878
Oasis Petroleum, Inc. (a)	696,300	23,027
Plains Exploration & Production Co. (a)	1,718,100	70,184
Range Resources Corp.	450,000	29,997
SM Energy Co.	586,600	38,780
Whiting Petroleum Corp. (a)	442,500	25,311
		336,988
TOTAL ENERGY		495,803
FINANCIALS - 17.7%
Capital Markets - 1.1%
E*TRADE Financial Corp. (a)	1,500,000	15,945
ICAP PLC	2,823,600	17,402
KKR & Co. LP	1,647,000	23,256
Legg Mason, Inc.	633,000	16,502
		73,105
Commercial Banks - 4.9%
Bank of the Ozarks, Inc.	634,396	19,603
CIT Group, Inc. (a)	394,200	14,920
City National Corp.	629,600	33,532
Fifth Third Bancorp	1,421,300	20,225
First Niagara Financial Group, Inc.	7,193,000	64,305
First Republic Bank (a)	922,700	30,477
FirstMerit Corp.	1,942,500	32,634
FNB Corp., Pennsylvania	2,502,500	28,403
Huntington Bancshares, Inc.	3,646,900	24,398
SunTrust Banks, Inc.	797,100	19,354
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Webster Financial Corp.	1,372,600	$ 31,199
Zions Bancorporation	921,700	18,793
		337,843
Diversified Financial Services - 2.1%
KKR Financial Holdings LLC	8,309,809	75,453
MSCI, Inc. Class A (a)	959,900	35,123
New Academy Holding Co. LLC unit (g)(h)	294,000	32,481
		143,057
Insurance - 2.7%
Arch Capital Group Ltd. (a)	750,000	29,460
Fairfax Financial Holdings Ltd. (sub. vtg.)	134,900	55,311
Fidelity National Financial, Inc. Class A	2,914,400	56,160
First American Financial Corp.	1,561,400	26,153
Jardine Lloyd Thompson Group PLC	1,754,594	20,021
		187,105
Real Estate Investment Trusts - 5.8%
American Capital Agency Corp.	572,500	17,885
Cys Investments, Inc. (d)	1,281,500	17,595
Digital Realty Trust, Inc. (d)	426,300	32,011
Essex Property Trust, Inc.	347,700	54,926
Health Care REIT, Inc.	500,000	28,330
Kimco Realty Corp.	1,779,200	34,534
MFA Financial, Inc.	2,301,000	16,981
SL Green Realty Corp.	690,200	56,900
The Macerich Co.	1,011,200	62,260
Two Harbors Investment Corp.	3,353,900	35,082
Ventas, Inc.	642,175	37,753
		394,257
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	1,127,600	21,210
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp. (a)(d)	2,771,544	9,590
Ocwen Financial Corp. (a)	1,955,300	29,154
Radian Group, Inc. (d)	4,363,000	13,613
		52,357
TOTAL FINANCIALS		1,208,934
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.1%
Biotechnology - 3.2%
Achillion Pharmaceuticals, Inc. (a)(d)	2,717,800	$ 18,073
Alexion Pharmaceuticals, Inc. (a)	436,100	39,389
Alkermes PLC (a)	268,481	4,645
Anthera Pharmaceuticals, Inc. (a)	1,949,040	3,041
ARIAD Pharmaceuticals, Inc. (a)	1,654,300	26,965
BioMarin Pharmaceutical, Inc. (a)	1,314,900	45,627
Clovis Oncology, Inc.	259,000	4,644
Merrimack Pharmaceuticals, Inc.	126,800	1,002
Synageva BioPharma Corp. (a)(d)	821,025	31,183
Theravance, Inc. (a)	1,531,100	33,133
ZIOPHARM Oncology, Inc. (a)(d)	1,629,100	7,755
		215,457
Health Care Equipment & Supplies - 2.7%
DENTSPLY International, Inc.	649,500	26,668
HeartWare International, Inc. (a)(d)(e)	794,900	61,970
Hill-Rom Holdings, Inc.	876,700	28,449
Mako Surgical Corp. (a)(d)	656,636	27,126
Masimo Corp. (a)	1,017,500	22,517
Volcano Corp. (a)	653,000	17,729
		184,459
Health Care Providers & Services - 3.9%
Accretive Health, Inc. (a)	738,014	7,424
Air Methods Corp. (a)	250,000	21,028
Brookdale Senior Living, Inc. (a)	1,383,000	26,291
Corvel Corp. (a)	117,133	5,094
Emeritus Corp. (a)	950,000	16,340
Health Net, Inc. (a)	910,300	32,416
Henry Schein, Inc. (a)	1,120,700	86,003
HMS Holdings Corp. (a)	941,700	22,657
MWI Veterinary Supply, Inc. (a)	72,625	6,856
Quest Diagnostics, Inc.	350,000	20,192
Sunrise Senior Living, Inc. (a)(d)(e)	3,250,000	20,410
		264,711
Health Care Technology - 0.2%
HealthStream, Inc. (a)	650,000	14,898
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	550,000	24,492
Pharmaceuticals - 2.8%
Impax Laboratories, Inc. (a)	1,101,400	27,127
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Optimer Pharmaceuticals, Inc. (a)(d)	1,550,600	$ 22,949
Perrigo Co.	831,500	87,224
Shire PLC	807,600	26,325
ViroPharma, Inc. (a)	1,218,800	26,509
		190,134
TOTAL HEALTH CARE		894,151
INDUSTRIALS - 10.9%
Aerospace & Defense - 1.3%
Textron, Inc.	1,159,800	30,897
TransDigm Group, Inc. (a)	441,800	55,720
		86,617
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	265,300	15,849
Hub Group, Inc. Class A (a)	600,000	21,000
		36,849
Airlines - 0.2%
Copa Holdings SA Class A	172,600	14,034
Building Products - 1.1%
Lennox International, Inc.	533,200	23,141
Masco Corp.	1,500,000	19,770
Owens Corning (a)	936,416	32,166
		75,077
Commercial Services & Supplies - 1.2%
Clean Harbors, Inc. (a)	616,000	42,036
Interface, Inc. Class A	1,500,000	21,240
The Geo Group, Inc. (a)	853,300	17,672
		80,948
Electrical Equipment - 0.8%
AMETEK, Inc.	228,600	11,505
GrafTech International Ltd. (a)	1,276,200	14,983
Regal-Beloit Corp.	400,000	27,056
		53,544
Machinery - 0.6%
Donaldson Co., Inc.	1,028,000	35,630
Westport Innovations, Inc. (a)(d)	225,000	7,043
		42,673
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 3.9%
Acacia Research Corp. (h)	1,121,000	$ 41,365
Acacia Research Corp. - Acacia Technologies (a)	1,304,700	53,493
CoStar Group, Inc. (a)	373,600	27,232
IHS, Inc. Class A (a)	372,700	37,669
Kforce, Inc. (a)	1,195,200	17,295
Michael Page International PLC	4,504,060	30,383
Robert Half International, Inc.	525,000	15,645
Towers Watson & Co.	636,200	41,607
		264,689
Road & Rail - 1.3%
Kansas City Southern	1,137,800	87,633
TOTAL INDUSTRIALS		742,064
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 0.7%
Brocade Communications Systems, Inc. (a)	3,800,200	21,053
Infinera Corp. (a)(d)	3,258,300	23,329
		44,382
Computers & Peripherals - 0.2%
Fusion-io, Inc.	480,500	12,325
Electronic Equipment & Components - 1.7%
Arrow Electronics, Inc. (a)	1,447,100	60,851
Fabrinet (a)	1,172,331	19,719
Tech Data Corp. (a)	450,000	24,206
Universal Display Corp. (a)(d)	256,159	11,519
		116,295
Internet Software & Services - 2.1%
Akamai Technologies, Inc. (a)	1,227,800	40,026
Blinkx PLC (a)(e)	19,286,276	16,826
Cornerstone OnDemand, Inc. (a)	1,339,700	27,839
Demandware, Inc.	379,385	10,338
SciQuest, Inc. (a)(e)	1,500,105	22,277
VeriSign, Inc.	645,800	26,549
		143,855
IT Services - 3.2%
Fidelity National Information Services, Inc.	1,073,386	36,141
Gartner, Inc. Class A (a)	1,832,100	80,246
Teradata Corp. (a)	325,000	22,679
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
VeriFone Systems, Inc. (a)	1,172,700	$ 55,867
WNS Holdings Ltd. sponsored ADR (a)	2,200,000	24,486
		219,419
Semiconductors & Semiconductor Equipment - 1.6%
Ceva, Inc. (a)	838,403	18,520
KLA-Tencor Corp.	350,000	18,253
Linear Technology Corp.	500,000	16,355
ON Semiconductor Corp. (a)	1,542,000	12,737
Semtech Corp. (a)	776,600	21,170
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	3,653,700	21,301
		108,336
Software - 7.1%
ANSYS, Inc. (a)	977,700	65,574
Ariba, Inc. (a)	689,700	26,347
Aspen Technology, Inc. (a)	1,152,400	22,794
Check Point Software Technologies Ltd. (a)	454,400	26,414
Citrix Systems, Inc. (a)	376,000	32,189
Concur Technologies, Inc. (a)	830,400	46,967
Informatica Corp. (a)	1,208,268	55,604
Kenexa Corp. (a)	786,400	25,692
Misys PLC	4,188,600	23,706
NetSuite, Inc. (a)	295,400	13,110
Nuance Communications, Inc. (a)	1,305,000	31,894
Red Hat, Inc. (a)	744,800	44,398
Royalblue Group PLC	484,200	12,182
TIBCO Software, Inc. (a)	1,803,400	59,332
		486,203
TOTAL INFORMATION TECHNOLOGY		1,130,815
MATERIALS - 2.2%
Chemicals - 1.5%
Airgas, Inc.	565,600	51,832
Cytec Industries, Inc.	772,400	49,101
		100,933
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	616,000	38,395
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.2%
Ivanhoe Mines Ltd. (a)	1,126,500	$ 13,150
TOTAL MATERIALS		152,478
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
tw telecom, inc. (a)	1,555,400	33,877
UTILITIES - 5.5%
Electric Utilities - 2.2%
Cleco Corp.	806,459	32,904
El Paso Electric Co.	381,628	11,693
Northeast Utilities	2,085,800	76,695
PNM Resources, Inc.	1,554,700	29,166
		150,458
Gas Utilities - 1.3%
National Fuel Gas Co.	1,223,900	57,915
ONEOK, Inc.	338,900	29,108
		87,023
Multi-Utilities - 2.0%
Alliant Energy Corp.	1,492,600	67,525
OGE Energy Corp.	684,400	36,930
TECO Energy, Inc.	1,934,200	34,854
		139,309
TOTAL UTILITIES		376,790
TOTAL COMMON STOCKS (Cost $5,916,129)		6,741,519
Nonconvertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Porsche Automobil Holding SE (Germany) (Cost $18,953)	313,100	19,114
Convertible Bonds - 0.1%
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.1%
Metals & Mining - 0.1%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (f)(h) (Cost $4,317)	$ 4,162	$ 4,316
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	143,879,264	143,879
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	125,567,918	125,568
TOTAL MONEY MARKET FUNDS (Cost $269,447)		269,447
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $6,208,846)		7,034,396
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(220,950)
NET ASSETS - 100%		$ 6,813,446
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $78,162,000 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Acacia Research Corp.	2/16/12	$ 41,197
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 4,317
New Academy Holding Co. LLC unit	8/1/11	$ 30,988
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 246
Fidelity Securities Lending Cash Central Fund	1,602
Total	$ 1,848
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Anthera Pharmaceuticals, Inc.	$ 13,510	$ 707	$ -	$ -	$ -
Blinkx PLC	21,156	31,295	4,380	-	16,826
Ceva, Inc.	50,650	-	18,539	-	-
HeartWare International, Inc.	8,431	46,187	1,206	-	61,970
Inhibitex, Inc.	19,921	198	113,303	-	-
Keryx Biopharmaceuticals, Inc.	18,515	-	12,115	-	-
North American Energy Partners, Inc.	29,640	-	19,562	-	-
Quanex Building Products Corp.	48,391	-	38,179	63	-
SciQuest, Inc.	21,391	-	-	-	22,277
Sunrise Senior Living, Inc.	33,735	-	-	-	20,410
Total	$ 265,340	$ 78,387	$ 207,284	$ 63	$ 121,483
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,078,274	$ 1,036,732	$ 41,542	$ -
Consumer Staples	647,447	647,447	-	-
Energy	495,803	495,803	-	-
Financials	1,208,934	1,176,453	-	32,481
Health Care	894,151	867,826	26,325	-
Industrials	742,064	700,699	41,365	-
Information Technology	1,130,815	1,130,815	-	-
Materials	152,478	152,478	-	-
Telecommunication Services	33,877	33,877	-	-
Utilities	376,790	376,790	-	-
Corporate Bonds	4,316	-	-	4,316
Money Market Funds	269,447	269,447	-	-
Total Investments in Securities:	$ 7,034,396	$ 6,888,367	$ 109,232	$ 36,797
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,493
Cost of Purchases	35,304
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 36,797
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 1,493

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012

Assets
Investment in securities, at value (including securities loaned of $121,715) - See accompanying schedule: Unaffiliated issuers (cost $5,817,378)	$ 6,643,466
Fidelity Central Funds (cost $269,447)	269,447
Other affiliated issuers (cost $122,021)	121,483
Total Investments (cost $6,208,846)		$ 7,034,396
Receivable for investments sold		933
Receivable for fund shares sold		4,882
Dividends receivable		4,582
Interest receivable		157
Distributions receivable from Fidelity Central Funds		159
Prepaid expenses		7
Other receivables		343
Total assets		7,045,459

Liabilities
Payable for investments purchased	$ 27,400
Payable for fund shares redeemed	73,568
Accrued management fee	4,093
Other affiliated payables	1,060
Other payables and accrued expenses	324
Collateral on securities loaned, at value	125,568
Total liabilities		232,013

Net Assets		$ 6,813,446
Net Assets consist of:
Paid in capital		$ 5,900,710
Undistributed net investment income		8,318
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		78,850
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		825,568
Net Assets		$ 6,813,446

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2012

Mid-Cap Stock: Net Asset Value, offering price and redemption price per share ($5,170,353 ÷ 171,463 shares)	$ 30.15

Class K: Net Asset Value, offering price and redemption price per share ($1,643,093 ÷ 54,492 shares)	$ 30.15

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended April 30, 2012

Investment Income
Dividends (including $63 earned from other affiliated issuers)		$ 84,191
Interest		31
Income from Fidelity Central Funds		1,848
Total income		86,070

Expenses
Management fee Basic fee	$ 39,926
Performance adjustment	4,258
Transfer agent fees	12,808
Accounting and security lending fees	1,221
Custodian fees and expenses	223
Independent trustees' compensation	45
Registration fees	128
Audit	73
Legal	44
Miscellaneous	79
Total expenses before reductions	58,805
Expense reductions	(680)	58,125
Net investment income (loss)		27,945
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	69,308
Other affiliated issuers	54,818
Foreign currency transactions	1,200
Total net realized gain (loss)		125,326
Change in net unrealized appreciation (depreciation) on: Investment securities	(344,873)
Assets and liabilities in foreign currencies	8
Total change in net unrealized appreciation (depreciation)		(344,865)
Net gain (loss)		(219,539)
Net increase (decrease) in net assets resulting from operations		$ (191,594)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2012	Year ended April 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,945	$ 5,885
Net realized gain (loss)	125,326	1,482,441
Change in net unrealized appreciation (depreciation)	(344,865)	(240,514)
Net increase (decrease) in net assets resulting from operations	(191,594)	1,247,812
Distributions to shareholders from net investment income	(13,303)	(13,379)
Distributions to shareholders from net realized gain	(413,018)	(13,240)
Total distributions	(426,321)	(26,619)
Share transactions - net increase (decrease)	(1,509,888)	(882,306)
Redemption fees	270	225
Total increase (decrease) in net assets	(2,127,533)	339,112

Net Assets
Beginning of period	8,940,979	8,601,867
End of period (including undistributed net investment income of $8,318 and distributions in excess of net investment income of $1,057, respectively)	$ 6,813,446	$ 8,940,979

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Mid-Cap Stock

Years ended April 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.78	$ 27.26	$ 16.65	$ 27.52	$ 32.43
Income from Investment Operations
Net investment income (loss) B	.10	.01	.08	.02	(.06)
Net realized and unrealized gain (loss)	(.18)	4.59	10.59	(10.58)	(2.44)
Total from investment operations	(.08)	4.60	10.67	(10.56)	(2.50)
Distributions from net investment income	(.05)	(.04) G	(.06)	(.02) G	-
Distributions from net realized gain	(1.50)	(.04) G	-	(.29) G	(2.41)
Total distributions	(1.55)	(.08)	(.06)	(.31)	(2.41)
Redemption fees added to paid in capital B,F	-	-	-	-	-
Net asset value, end of period	$ 30.15	$ 31.78	$ 27.26	$ 16.65	$ 27.52
Total Return A	.19%	16.95%	64.11%	(38.76)%	(8.49)%
Ratios to Average Net Assets C,E
Expenses before reductions	.86%	.61%	.65%	.73%	.95%
Expenses net of fee waivers, if any	.86%	.61%	.65%	.73%	.95%
Expenses net of all reductions	.85%	.59%	.64%	.72%	.94%
Net investment income (loss)	.36%	.04%	.38%	.11%	(.21)%
Supplemental Data
Net assets, end of period (in millions)	$ 5,170	$ 7,120	$ 7,475	$ 4,763	$ 12,974
Portfolio turnover rate D	52%	131%	85%	73%	45%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended April 30,	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.77	$ 27.26	$ 16.63	$ 28.33
Income from Investment Operations
Net investment income (loss) D	.15	.06	.14	.05
Net realized and unrealized gain (loss)	(.19)	4.58	10.58	(11.39)
Total from investment operations	(.04)	4.64	10.72	(11.34)
Distributions from net investment income	(.08)	(.09) J	(.09)	(.07) J
Distributions from net realized gain	(1.50)	(.04) J	-	(.29) J
Total distributions	(1.58)	(.13)	(.09)	(.36)
Redemption fees added to paid in capital D,I	-	-	-	-
Net asset value, end of period	$ 30.15	$ 31.77	$ 27.26	$ 16.63
Total Return B,C	.35%	17.13%	64.55%	(40.38)%
Ratios to Average Net Assets E,H
Expenses before reductions	.69%	.43%	.43%	.52% A
Expenses net of fee waivers, if any	.69%	.43%	.43%	.52% A
Expenses net of all reductions	.68%	.42%	.41%	.52% A
Net investment income (loss)	.52%	.22%	.61%	.31% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,643	$ 1,821	$ 1,127	$ 412
Portfolio turnover rate F	52%	131%	85%	73%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to April 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of April 30, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,160,902
Gross unrealized depreciation	(374,629)
Net unrealized appreciation (depreciation) on securities and other investments	$ 786,273

Tax Cost	$ 6,248,123

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 8,833
Undistributed long-term capital gain	$ 118,126
Net unrealized appreciation (depreciation)	$ 786,291

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	April 30, 2012	April 30, 2011
Ordinary Income	$ 18,660	$ 23,329
Long-term Capital Gains	407,661	3,290
Total	$ 426,321	$ 26,619

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to ..75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,726,898 and $5,585,832, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid-Cap Stock as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .62% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Mid-Cap Stock	$ 12,035.21
Class K	773.05
	$ 12,808

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $135 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The interest expense amounted to four hundred sixty-eight dollars under the interfund lending program. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Borrower	$ 5,823.36%

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $20 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $806. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,602, including $46 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $679 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and Class K's transfer agent expenses by two hundred twenty-six dollars and three hundred seventy-four dollars, respectively.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2012	2011
From net investment income
Mid-Cap Stock	$ 9,342	$ 9,186
Class K	3,961	4,193
Total	$ 13,303	$ 13,379
From net realized gain
Mid-Cap Stock	$ 325,810	$ 11,332
Class K	87,208	1,908
Total	$ 413,018	$ 13,240

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2012	2011	2012	2011
Mid-Cap Stock
Shares Sold	17,828	34,262	$ 499,432	$ 917,584
Reinvestment of distributions	11,764	799	326,527	20,032
Shares redeemed	(82,143)	(85,227)	(2,288,341)	(2,187,180)
Net increase (decrease)	(52,551)	(50,166)	$ (1,462,382)	$ (1,249,564)
Class K
Shares sold	27,136	32,639	$ 760,031	$ 806,895
Reinvestment of distributions	3,288	234	91,169	6,101
Shares redeemed	(33,243)	(16,902)	(898,706)	(445,738)
Net increase (decrease)	(2,819)	15,971	$ (47,506)	$ 367,258

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Mid-Cap Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Mid-Cap Stock Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of April 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodians, transfer agent and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Mid-Cap Stock Fund as of April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 12, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 228 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Interested Trustees*:

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (46)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (48)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Mid Cap Stock Fund voted to pay on June 11, 2012, to shareholders of record at the opening of business on June 08, 2012, a distribution of $0.531 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.038 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2012 $137,796,773 or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MCS-UANN-0612
1.784726.109

Fidelity®

Mid-Cap Stock

Fund -
Class K

Annual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2012	Past 1 year	Past 5 years	Past 10 years
Class KA	0.35%	1.67%	5.97%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity Mid-Cap Stock Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Mid-Cap Stock Fund - Class K on April 30, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P MidCap 400® Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks largely overcame a summer swoon, leaving major equity benchmarks with only modest returns for the year ending April 30, 2012. The financial crisis in Europe, squabbles over the U.S. debt ceiling and the nation's historic credit-rating downgrade weighed on equities throughout the summer and early fall. In October, however, healthier manufacturing, consumer and employment data helped rejuvenate markets and investors' appetite for riskier assets. Stocks skidded in November on renewed recession fears, but the U.S. economy was resilient and major equity benchmarks went on to post their best first-quarter performance since 1998. But, stocks slipped modestly in April, as resurfacing concerns about European debt and a potentially sharp slowdown in China's economy put the brakes on much of the earlier momentum. For the full 12 months, the broad-based S&P 500® Index rose 4.76%, while the blue-chip-laden Dow Jones Industrial AverageSM added 5.97% and the technology-heavy Nasdaq Composite® Index gained 7.12%. Small- and mid-cap stocks trailed their large-cap counterparts, with the Russell 2000® and Russell Midcap® indexes declining 4.25% and 0.03%, respectively. Despite a strong rally early in 2012, foreign developed-markets stocks were unable to shed the weight of Europe's debt woes, and the MSCI® EAFE® (Europe, Australasia, Far East) Index finished down 12.70%.

Comments from John Roth, Portfolio Manager of Fidelity® Mid-Cap Stock Fund: For the year, the fund's Class K shares rose 0.35%, outpacing the 0.94% decline of the S&P MidCap 400® Index. Stock picking in consumer discretionary helped the most, followed by investments in energy and the software/services industry within technology. In the latter category, results were bolstered by two out-of-index picks - Autonomy and Nuance Communications. Autonomy, a U.K.-based maker of cloud-computing software, was the fund's largest relative contributor. The stock rose when it was announced that the company would be acquired by Hewlett-Packard. Nuance provides the technology behind Apple's SiriTM voice-recognition software used in the company's new iPhone® 4S smartphone. An out-of-index stake in biopharmaceutical firm Inhibitix also helped meaningfully. Conversely, stock picking within financials was detrimental, including a non-index stake in insurance company Lincoln National. Blinkx, an Internet search engine specializing in streaming video, underperformed after announcing a dilutive acquisition and capital raise. Avoiding biotech firm and index component Regeneron Pharmaceuticals also hurt. Our foreign holdings detracted overall, hampered in part by currency fluctuations. Some of the stocks I've mentioned in this update were sold prior to period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Mid-Cap Stock	.96%
Actual		$ 1,000.00	$ 1,119.60	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,020.09	$ 4.82
Class K	.80%
Actual		$ 1,000.00	$ 1,120.60	$ 4.22
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Green Mountain Coffee Roasters, Inc.	2.3	3.0
Monster Beverage Corp.	1.7	0.0
Church & Dwight Co., Inc.	1.5	1.6
Kansas City Southern	1.3	1.2
Perrigo Co.	1.3	1.3
Henry Schein, Inc.	1.3	1.2
Gartner, Inc. Class A	1.2	1.1
Northeast Utilities	1.1	1.1
KKR Financial Holdings LLC	1.1	0.9
Plains Exploration & Production Co.	1.0	0.7
	13.8
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.7	15.5
Information Technology	16.6	17.8
Consumer Discretionary	15.9	14.6
Health Care	13.1	13.1
Industrials	10.9	7.9
Asset Allocation (% of fund's net assets)
As of April 30, 2012*		As of October 31, 2011**
	Stocks 99.2%		Stocks 95.7%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.7%		Short-Term Investments and Net Other Assets (Liabilities) 4.3%
* Foreign investments	7.6%	** Foreign investments	8.7%

Annual Report

Investments April 30, 2012

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.6%
Automobiles - 0.5%
Tesla Motors, Inc. (a)	1,087,736	$ 36,037
Distributors - 0.4%
Pool Corp.	691,000	25,505
Diversified Consumer Services - 0.3%
Weight Watchers International, Inc. (d)	234,000	17,775
Hotels, Restaurants & Leisure - 2.5%
Arcos Dorados Holdings, Inc.	682,229	12,191
Bravo Brio Restaurant Group, Inc. (a)	626,132	12,648
Denny's Corp. (a)	2,553,992	10,574
Domino's Pizza, Inc.	348,400	13,173
Jubilant Foodworks Ltd. (a)	500,000	11,254
Panera Bread Co. Class A (a)	293,300	46,318
Red Robin Gourmet Burgers, Inc. (a)	500,000	17,830
Texas Roadhouse, Inc. Class A	1,000,000	17,250
Wyndham Worldwide Corp.	624,900	31,457
		172,695
Household Durables - 3.5%
D.R. Horton, Inc.	1,698,533	27,771
Jarden Corp.	756,100	31,703
Lennar Corp. Class A (d)	1,034,900	28,708
NVR, Inc. (a)	59,900	46,958
Toll Brothers, Inc. (a)	1,630,187	41,407
Tupperware Brands Corp.	992,500	61,823
		238,370
Internet & Catalog Retail - 0.2%
Start Today Co. Ltd. (d)	974,200	14,992
Leisure Equipment & Products - 1.0%
Amer Group PLC (A Shares)	504,579	7,181
Brunswick Corp.	2,229,000	58,600
		65,781
Media - 1.0%
Discovery Communications, Inc. (a)	794,800	43,253
Scripps Networks Interactive, Inc. Class A	520,200	26,124
		69,377
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	449,100	45,656
Specialty Retail - 4.8%
Collective Brands, Inc. (a)	1,510,251	31,368
Dick's Sporting Goods, Inc.	904,900	45,788
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Fast Retailing Co. Ltd.	118,800	$ 26,550
Limited Brands, Inc.	482,700	23,990
Lithia Motors, Inc. Class A (sub. vtg.)	1,000,000	26,830
Penske Automotive Group, Inc.	727,877	19,245
PT ACE Hardware Indonesia Tbk	3,702,000	2,074
Ross Stores, Inc.	572,200	35,242
Sally Beauty Holdings, Inc. (a)	1,424,900	37,902
Tractor Supply Co.	558,900	55,001
Ulta Salon, Cosmetics & Fragrance, Inc.	227,000	20,017
		324,007
Textiles, Apparel & Luxury Goods - 0.7%
Under Armour, Inc. Class A (sub. vtg.) (a)	500,000	48,965
TOTAL CONSUMER DISCRETIONARY		1,059,160
CONSUMER STAPLES - 9.5%
Beverages - 3.5%
Beam, Inc.	1,223,300	69,459
Brown-Forman Corp. Class B (non-vtg.)	346,000	29,877
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,199,500	25,909
Monster Beverage Corp. (a)	1,726,500	112,153
		237,398
Food & Staples Retailing - 0.8%
Casey's General Stores, Inc.	375,000	21,131
Drogasil SA	1,627,900	17,542
United Natural Foods, Inc. (a)	348,426	17,174
		55,847
Food Products - 2.9%
Green Mountain Coffee Roasters, Inc. (a)	3,279,500	159,873
Sara Lee Corp.	1,780,300	39,238
		199,111
Household Products - 1.5%
Church & Dwight Co., Inc.	1,995,400	101,366
Personal Products - 0.6%
Nu Skin Enterprises, Inc. Class A	759,500	40,481
Tobacco - 0.2%
Philip Morris CR A/S	22,800	13,244
TOTAL CONSUMER STAPLES		647,447
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 7.3%
Energy Equipment & Services - 2.3%
Diamond Offshore Drilling, Inc. (d)	388,600	$ 26,639
Dresser-Rand Group, Inc. (a)	631,809	30,756
Helmerich & Payne, Inc.	319,200	16,404
Noble Corp.	493,300	18,775
Oceaneering International, Inc.	1,283,000	66,241
		158,815
Oil, Gas & Consumable Fuels - 5.0%
Cabot Oil & Gas Corp.	505,800	17,774
Cimarex Energy Co.	822,700	56,857
Concho Resources, Inc. (a)	225,600	24,180
EV Energy Partners LP	801,600	50,878
Oasis Petroleum, Inc. (a)	696,300	23,027
Plains Exploration & Production Co. (a)	1,718,100	70,184
Range Resources Corp.	450,000	29,997
SM Energy Co.	586,600	38,780
Whiting Petroleum Corp. (a)	442,500	25,311
		336,988
TOTAL ENERGY		495,803
FINANCIALS - 17.7%
Capital Markets - 1.1%
E*TRADE Financial Corp. (a)	1,500,000	15,945
ICAP PLC	2,823,600	17,402
KKR & Co. LP	1,647,000	23,256
Legg Mason, Inc.	633,000	16,502
		73,105
Commercial Banks - 4.9%
Bank of the Ozarks, Inc.	634,396	19,603
CIT Group, Inc. (a)	394,200	14,920
City National Corp.	629,600	33,532
Fifth Third Bancorp	1,421,300	20,225
First Niagara Financial Group, Inc.	7,193,000	64,305
First Republic Bank (a)	922,700	30,477
FirstMerit Corp.	1,942,500	32,634
FNB Corp., Pennsylvania	2,502,500	28,403
Huntington Bancshares, Inc.	3,646,900	24,398
SunTrust Banks, Inc.	797,100	19,354
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Webster Financial Corp.	1,372,600	$ 31,199
Zions Bancorporation	921,700	18,793
		337,843
Diversified Financial Services - 2.1%
KKR Financial Holdings LLC	8,309,809	75,453
MSCI, Inc. Class A (a)	959,900	35,123
New Academy Holding Co. LLC unit (g)(h)	294,000	32,481
		143,057
Insurance - 2.7%
Arch Capital Group Ltd. (a)	750,000	29,460
Fairfax Financial Holdings Ltd. (sub. vtg.)	134,900	55,311
Fidelity National Financial, Inc. Class A	2,914,400	56,160
First American Financial Corp.	1,561,400	26,153
Jardine Lloyd Thompson Group PLC	1,754,594	20,021
		187,105
Real Estate Investment Trusts - 5.8%
American Capital Agency Corp.	572,500	17,885
Cys Investments, Inc. (d)	1,281,500	17,595
Digital Realty Trust, Inc. (d)	426,300	32,011
Essex Property Trust, Inc.	347,700	54,926
Health Care REIT, Inc.	500,000	28,330
Kimco Realty Corp.	1,779,200	34,534
MFA Financial, Inc.	2,301,000	16,981
SL Green Realty Corp.	690,200	56,900
The Macerich Co.	1,011,200	62,260
Two Harbors Investment Corp.	3,353,900	35,082
Ventas, Inc.	642,175	37,753
		394,257
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	1,127,600	21,210
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp. (a)(d)	2,771,544	9,590
Ocwen Financial Corp. (a)	1,955,300	29,154
Radian Group, Inc. (d)	4,363,000	13,613
		52,357
TOTAL FINANCIALS		1,208,934
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.1%
Biotechnology - 3.2%
Achillion Pharmaceuticals, Inc. (a)(d)	2,717,800	$ 18,073
Alexion Pharmaceuticals, Inc. (a)	436,100	39,389
Alkermes PLC (a)	268,481	4,645
Anthera Pharmaceuticals, Inc. (a)	1,949,040	3,041
ARIAD Pharmaceuticals, Inc. (a)	1,654,300	26,965
BioMarin Pharmaceutical, Inc. (a)	1,314,900	45,627
Clovis Oncology, Inc.	259,000	4,644
Merrimack Pharmaceuticals, Inc.	126,800	1,002
Synageva BioPharma Corp. (a)(d)	821,025	31,183
Theravance, Inc. (a)	1,531,100	33,133
ZIOPHARM Oncology, Inc. (a)(d)	1,629,100	7,755
		215,457
Health Care Equipment & Supplies - 2.7%
DENTSPLY International, Inc.	649,500	26,668
HeartWare International, Inc. (a)(d)(e)	794,900	61,970
Hill-Rom Holdings, Inc.	876,700	28,449
Mako Surgical Corp. (a)(d)	656,636	27,126
Masimo Corp. (a)	1,017,500	22,517
Volcano Corp. (a)	653,000	17,729
		184,459
Health Care Providers & Services - 3.9%
Accretive Health, Inc. (a)	738,014	7,424
Air Methods Corp. (a)	250,000	21,028
Brookdale Senior Living, Inc. (a)	1,383,000	26,291
Corvel Corp. (a)	117,133	5,094
Emeritus Corp. (a)	950,000	16,340
Health Net, Inc. (a)	910,300	32,416
Henry Schein, Inc. (a)	1,120,700	86,003
HMS Holdings Corp. (a)	941,700	22,657
MWI Veterinary Supply, Inc. (a)	72,625	6,856
Quest Diagnostics, Inc.	350,000	20,192
Sunrise Senior Living, Inc. (a)(d)(e)	3,250,000	20,410
		264,711
Health Care Technology - 0.2%
HealthStream, Inc. (a)	650,000	14,898
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	550,000	24,492
Pharmaceuticals - 2.8%
Impax Laboratories, Inc. (a)	1,101,400	27,127
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Optimer Pharmaceuticals, Inc. (a)(d)	1,550,600	$ 22,949
Perrigo Co.	831,500	87,224
Shire PLC	807,600	26,325
ViroPharma, Inc. (a)	1,218,800	26,509
		190,134
TOTAL HEALTH CARE		894,151
INDUSTRIALS - 10.9%
Aerospace & Defense - 1.3%
Textron, Inc.	1,159,800	30,897
TransDigm Group, Inc. (a)	441,800	55,720
		86,617
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	265,300	15,849
Hub Group, Inc. Class A (a)	600,000	21,000
		36,849
Airlines - 0.2%
Copa Holdings SA Class A	172,600	14,034
Building Products - 1.1%
Lennox International, Inc.	533,200	23,141
Masco Corp.	1,500,000	19,770
Owens Corning (a)	936,416	32,166
		75,077
Commercial Services & Supplies - 1.2%
Clean Harbors, Inc. (a)	616,000	42,036
Interface, Inc. Class A	1,500,000	21,240
The Geo Group, Inc. (a)	853,300	17,672
		80,948
Electrical Equipment - 0.8%
AMETEK, Inc.	228,600	11,505
GrafTech International Ltd. (a)	1,276,200	14,983
Regal-Beloit Corp.	400,000	27,056
		53,544
Machinery - 0.6%
Donaldson Co., Inc.	1,028,000	35,630
Westport Innovations, Inc. (a)(d)	225,000	7,043
		42,673
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 3.9%
Acacia Research Corp. (h)	1,121,000	$ 41,365
Acacia Research Corp. - Acacia Technologies (a)	1,304,700	53,493
CoStar Group, Inc. (a)	373,600	27,232
IHS, Inc. Class A (a)	372,700	37,669
Kforce, Inc. (a)	1,195,200	17,295
Michael Page International PLC	4,504,060	30,383
Robert Half International, Inc.	525,000	15,645
Towers Watson & Co.	636,200	41,607
		264,689
Road & Rail - 1.3%
Kansas City Southern	1,137,800	87,633
TOTAL INDUSTRIALS		742,064
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 0.7%
Brocade Communications Systems, Inc. (a)	3,800,200	21,053
Infinera Corp. (a)(d)	3,258,300	23,329
		44,382
Computers & Peripherals - 0.2%
Fusion-io, Inc.	480,500	12,325
Electronic Equipment & Components - 1.7%
Arrow Electronics, Inc. (a)	1,447,100	60,851
Fabrinet (a)	1,172,331	19,719
Tech Data Corp. (a)	450,000	24,206
Universal Display Corp. (a)(d)	256,159	11,519
		116,295
Internet Software & Services - 2.1%
Akamai Technologies, Inc. (a)	1,227,800	40,026
Blinkx PLC (a)(e)	19,286,276	16,826
Cornerstone OnDemand, Inc. (a)	1,339,700	27,839
Demandware, Inc.	379,385	10,338
SciQuest, Inc. (a)(e)	1,500,105	22,277
VeriSign, Inc.	645,800	26,549
		143,855
IT Services - 3.2%
Fidelity National Information Services, Inc.	1,073,386	36,141
Gartner, Inc. Class A (a)	1,832,100	80,246
Teradata Corp. (a)	325,000	22,679
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
VeriFone Systems, Inc. (a)	1,172,700	$ 55,867
WNS Holdings Ltd. sponsored ADR (a)	2,200,000	24,486
		219,419
Semiconductors & Semiconductor Equipment - 1.6%
Ceva, Inc. (a)	838,403	18,520
KLA-Tencor Corp.	350,000	18,253
Linear Technology Corp.	500,000	16,355
ON Semiconductor Corp. (a)	1,542,000	12,737
Semtech Corp. (a)	776,600	21,170
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	3,653,700	21,301
		108,336
Software - 7.1%
ANSYS, Inc. (a)	977,700	65,574
Ariba, Inc. (a)	689,700	26,347
Aspen Technology, Inc. (a)	1,152,400	22,794
Check Point Software Technologies Ltd. (a)	454,400	26,414
Citrix Systems, Inc. (a)	376,000	32,189
Concur Technologies, Inc. (a)	830,400	46,967
Informatica Corp. (a)	1,208,268	55,604
Kenexa Corp. (a)	786,400	25,692
Misys PLC	4,188,600	23,706
NetSuite, Inc. (a)	295,400	13,110
Nuance Communications, Inc. (a)	1,305,000	31,894
Red Hat, Inc. (a)	744,800	44,398
Royalblue Group PLC	484,200	12,182
TIBCO Software, Inc. (a)	1,803,400	59,332
		486,203
TOTAL INFORMATION TECHNOLOGY		1,130,815
MATERIALS - 2.2%
Chemicals - 1.5%
Airgas, Inc.	565,600	51,832
Cytec Industries, Inc.	772,400	49,101
		100,933
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	616,000	38,395
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.2%
Ivanhoe Mines Ltd. (a)	1,126,500	$ 13,150
TOTAL MATERIALS		152,478
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
tw telecom, inc. (a)	1,555,400	33,877
UTILITIES - 5.5%
Electric Utilities - 2.2%
Cleco Corp.	806,459	32,904
El Paso Electric Co.	381,628	11,693
Northeast Utilities	2,085,800	76,695
PNM Resources, Inc.	1,554,700	29,166
		150,458
Gas Utilities - 1.3%
National Fuel Gas Co.	1,223,900	57,915
ONEOK, Inc.	338,900	29,108
		87,023
Multi-Utilities - 2.0%
Alliant Energy Corp.	1,492,600	67,525
OGE Energy Corp.	684,400	36,930
TECO Energy, Inc.	1,934,200	34,854
		139,309
TOTAL UTILITIES		376,790
TOTAL COMMON STOCKS (Cost $5,916,129)		6,741,519
Nonconvertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Porsche Automobil Holding SE (Germany) (Cost $18,953)	313,100	19,114
Convertible Bonds - 0.1%
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.1%
Metals & Mining - 0.1%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (f)(h) (Cost $4,317)	$ 4,162	$ 4,316
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	143,879,264	143,879
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	125,567,918	125,568
TOTAL MONEY MARKET FUNDS (Cost $269,447)		269,447
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $6,208,846)		7,034,396
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(220,950)
NET ASSETS - 100%		$ 6,813,446
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $78,162,000 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Acacia Research Corp.	2/16/12	$ 41,197
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 4,317
New Academy Holding Co. LLC unit	8/1/11	$ 30,988
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 246
Fidelity Securities Lending Cash Central Fund	1,602
Total	$ 1,848
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Anthera Pharmaceuticals, Inc.	$ 13,510	$ 707	$ -	$ -	$ -
Blinkx PLC	21,156	31,295	4,380	-	16,826
Ceva, Inc.	50,650	-	18,539	-	-
HeartWare International, Inc.	8,431	46,187	1,206	-	61,970
Inhibitex, Inc.	19,921	198	113,303	-	-
Keryx Biopharmaceuticals, Inc.	18,515	-	12,115	-	-
North American Energy Partners, Inc.	29,640	-	19,562	-	-
Quanex Building Products Corp.	48,391	-	38,179	63	-
SciQuest, Inc.	21,391	-	-	-	22,277
Sunrise Senior Living, Inc.	33,735	-	-	-	20,410
Total	$ 265,340	$ 78,387	$ 207,284	$ 63	$ 121,483
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,078,274	$ 1,036,732	$ 41,542	$ -
Consumer Staples	647,447	647,447	-	-
Energy	495,803	495,803	-	-
Financials	1,208,934	1,176,453	-	32,481
Health Care	894,151	867,826	26,325	-
Industrials	742,064	700,699	41,365	-
Information Technology	1,130,815	1,130,815	-	-
Materials	152,478	152,478	-	-
Telecommunication Services	33,877	33,877	-	-
Utilities	376,790	376,790	-	-
Corporate Bonds	4,316	-	-	4,316
Money Market Funds	269,447	269,447	-	-
Total Investments in Securities:	$ 7,034,396	$ 6,888,367	$ 109,232	$ 36,797
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,493
Cost of Purchases	35,304
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 36,797
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 1,493

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012

Assets
Investment in securities, at value (including securities loaned of $121,715) - See accompanying schedule: Unaffiliated issuers (cost $5,817,378)	$ 6,643,466
Fidelity Central Funds (cost $269,447)	269,447
Other affiliated issuers (cost $122,021)	121,483
Total Investments (cost $6,208,846)		$ 7,034,396
Receivable for investments sold		933
Receivable for fund shares sold		4,882
Dividends receivable		4,582
Interest receivable		157
Distributions receivable from Fidelity Central Funds		159
Prepaid expenses		7
Other receivables		343
Total assets		7,045,459

Liabilities
Payable for investments purchased	$ 27,400
Payable for fund shares redeemed	73,568
Accrued management fee	4,093
Other affiliated payables	1,060
Other payables and accrued expenses	324
Collateral on securities loaned, at value	125,568
Total liabilities		232,013

Net Assets		$ 6,813,446
Net Assets consist of:
Paid in capital		$ 5,900,710
Undistributed net investment income		8,318
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		78,850
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		825,568
Net Assets		$ 6,813,446

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2012

Mid-Cap Stock: Net Asset Value, offering price and redemption price per share ($5,170,353 ÷ 171,463 shares)	$ 30.15

Class K: Net Asset Value, offering price and redemption price per share ($1,643,093 ÷ 54,492 shares)	$ 30.15

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2012

Investment Income
Dividends (including $63 earned from other affiliated issuers)		$ 84,191
Interest		31
Income from Fidelity Central Funds		1,848
Total income		86,070

Expenses
Management fee Basic fee	$ 39,926
Performance adjustment	4,258
Transfer agent fees	12,808
Accounting and security lending fees	1,221
Custodian fees and expenses	223
Independent trustees' compensation	45
Registration fees	128
Audit	73
Legal	44
Miscellaneous	79
Total expenses before reductions	58,805
Expense reductions	(680)	58,125
Net investment income (loss)		27,945
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	69,308
Other affiliated issuers	54,818
Foreign currency transactions	1,200
Total net realized gain (loss)		125,326
Change in net unrealized appreciation (depreciation) on: Investment securities	(344,873)
Assets and liabilities in foreign currencies	8
Total change in net unrealized appreciation (depreciation)		(344,865)
Net gain (loss)		(219,539)
Net increase (decrease) in net assets resulting from operations		$ (191,594)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2012	Year ended April 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,945	$ 5,885
Net realized gain (loss)	125,326	1,482,441
Change in net unrealized appreciation (depreciation)	(344,865)	(240,514)
Net increase (decrease) in net assets resulting from operations	(191,594)	1,247,812
Distributions to shareholders from net investment income	(13,303)	(13,379)
Distributions to shareholders from net realized gain	(413,018)	(13,240)
Total distributions	(426,321)	(26,619)
Share transactions - net increase (decrease)	(1,509,888)	(882,306)
Redemption fees	270	225
Total increase (decrease) in net assets	(2,127,533)	339,112

Net Assets
Beginning of period	8,940,979	8,601,867
End of period (including undistributed net investment income of $8,318 and distributions in excess of net investment income of $1,057, respectively)	$ 6,813,446	$ 8,940,979

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Mid-Cap Stock

Years ended April 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.78	$ 27.26	$ 16.65	$ 27.52	$ 32.43
Income from Investment Operations
Net investment income (loss) B	.10	.01	.08	.02	(.06)
Net realized and unrealized gain (loss)	(.18)	4.59	10.59	(10.58)	(2.44)
Total from investment operations	(.08)	4.60	10.67	(10.56)	(2.50)
Distributions from net investment income	(.05)	(.04) G	(.06)	(.02) G	-
Distributions from net realized gain	(1.50)	(.04) G	-	(.29) G	(2.41)
Total distributions	(1.55)	(.08)	(.06)	(.31)	(2.41)
Redemption fees added to paid in capital B,F	-	-	-	-	-
Net asset value, end of period	$ 30.15	$ 31.78	$ 27.26	$ 16.65	$ 27.52
Total Return A	.19%	16.95%	64.11%	(38.76)%	(8.49)%
Ratios to Average Net Assets C,E
Expenses before reductions	.86%	.61%	.65%	.73%	.95%
Expenses net of fee waivers, if any	.86%	.61%	.65%	.73%	.95%
Expenses net of all reductions	.85%	.59%	.64%	.72%	.94%
Net investment income (loss)	.36%	.04%	.38%	.11%	(.21)%
Supplemental Data
Net assets, end of period (in millions)	$ 5,170	$ 7,120	$ 7,475	$ 4,763	$ 12,974
Portfolio turnover rate D	52%	131%	85%	73%	45%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended April 30,	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.77	$ 27.26	$ 16.63	$ 28.33
Income from Investment Operations
Net investment income (loss) D	.15	.06	.14	.05
Net realized and unrealized gain (loss)	(.19)	4.58	10.58	(11.39)
Total from investment operations	(.04)	4.64	10.72	(11.34)
Distributions from net investment income	(.08)	(.09) J	(.09)	(.07) J
Distributions from net realized gain	(1.50)	(.04) J	-	(.29) J
Total distributions	(1.58)	(.13)	(.09)	(.36)
Redemption fees added to paid in capital D,I	-	-	-	-
Net asset value, end of period	$ 30.15	$ 31.77	$ 27.26	$ 16.63
Total Return B,C	.35%	17.13%	64.55%	(40.38)%
Ratios to Average Net Assets E,H
Expenses before reductions	.69%	.43%	.43%	.52% A
Expenses net of fee waivers, if any	.69%	.43%	.43%	.52% A
Expenses net of all reductions	.68%	.42%	.41%	.52% A
Net investment income (loss)	.52%	.22%	.61%	.31% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,643	$ 1,821	$ 1,127	$ 412
Portfolio turnover rate F	52%	131%	85%	73%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to April 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of April 30, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,160,902
Gross unrealized depreciation	(374,629)
Net unrealized appreciation (depreciation) on securities and other investments	$ 786,273

Tax Cost	$ 6,248,123

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 8,833
Undistributed long-term capital gain	$ 118,126
Net unrealized appreciation (depreciation)	$ 786,291

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	April 30, 2012	April 30, 2011
Ordinary Income	$ 18,660	$ 23,329
Long-term Capital Gains	407,661	3,290
Total	$ 426,321	$ 26,619

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to ..75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,726,898 and $5,585,832, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid-Cap Stock as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .62% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Mid-Cap Stock	$ 12,035.21
Class K	773.05
	$ 12,808

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $135 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The interest expense amounted to four hundred sixty-eight dollars under the interfund lending program. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Borrower	$ 5,823.36%

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $20 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $806. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,602, including $46 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $679 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and Class K's transfer agent expenses by two hundred twenty-six dollars and three hundred seventy-four dollars, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2012	2011
From net investment income
Mid-Cap Stock	$ 9,342	$ 9,186
Class K	3,961	4,193
Total	$ 13,303	$ 13,379
From net realized gain
Mid-Cap Stock	$ 325,810	$ 11,332
Class K	87,208	1,908
Total	$ 413,018	$ 13,240

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2012	2011	2012	2011
Mid-Cap Stock
Shares Sold	17,828	34,262	$ 499,432	$ 917,584
Reinvestment of distributions	11,764	799	326,527	20,032
Shares redeemed	(82,143)	(85,227)	(2,288,341)	(2,187,180)
Net increase (decrease)	(52,551)	(50,166)	$ (1,462,382)	$ (1,249,564)
Class K
Shares sold	27,136	32,639	$ 760,031	$ 806,895
Reinvestment of distributions	3,288	234	91,169	6,101
Shares redeemed	(33,243)	(16,902)	(898,706)	(445,738)
Net increase (decrease)	(2,819)	15,971	$ (47,506)	$ 367,258

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Mid-Cap Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Mid-Cap Stock Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of April 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodians, transfer agent and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Mid-Cap Stock Fund as of April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 12, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 228 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (46)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Mid-Cap Stock Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	06/11/12	06/08/12	$0.054	$0.531

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2012 $137,796,773 or, if subsequently determined to be different, the net capital gain of such year.

Class K designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MCS-K-UANN-0612
1.863346.103

Fidelity®

Large Cap Stock

Fund

Annual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Large Cap Stock Fund	3.40%	2.10%	4.53%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Stock Fund on April 30, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks largely overcame a summer swoon, leaving major equity benchmarks with only modest returns for the year ending April 30, 2012. The financial crisis in Europe, squabbles over the U.S. debt ceiling and the nation's historic credit-rating downgrade weighed on equities throughout the summer and early fall. In October, however, healthier manufacturing, consumer and employment data helped rejuvenate markets and investors' appetite for riskier assets. Stocks skidded in November on renewed recession fears, but the U.S. economy was resilient, and major equity benchmarks went on to post their best first-quarter performance since 1998. But, stocks slipped modestly in April, as resurfacing concerns about European debt and a potentially sharp slowdown in China's economy put the brakes on much of the earlier momentum. For the full 12 months, the broad-based S&P 500® Index rose 4.76%, while the blue-chip-laden Dow Jones Industrial AverageSM added 5.97% and the technology-heavy Nasdaq Composite® Index gained 7.12%. Small- and mid-cap stocks trailed their large-cap counterparts, with the Russell 2000® and Russell Midcap® indexes declining 4.25% and 0.03%, respectively. Despite a strong rally early in 2012, foreign developed-markets stocks were unable to shed the weight of Europe's debt woes, and the MSCI® EAFE® (Europe, Australasia, Far East) Index finished down 12.70%.

Comments from Matthew Fruhan, Portfolio Manager of Fidelity® Large Cap Stock Fund: For the year, the fund gained 3.40%, trailing the S&P 500®. Security selection was weak across most sectors, especially health care and energy. The fund's foreign investments also hurt, due in part to a stronger U.S. dollar. Conversely, picks in information technology contributed. Sector and industry selection overall was helpful, led by an overweight in tech and an underweight in materials. The biggest individual detractor was an out-of-benchmark stake in Alere, a point-of-care diagnostics company that revised earnings estimates lower as its European business suffered price erosion, new product launches missed revenue goals and expenses increased. The fund also was hurt by an out-of-benchmark position in biofuel company Amyris, which missed production targets. In capital goods, an overweight in Ingersoll-Rand hurt results because management missed short-term targets due to weakness in the company's residential product offerings. The top contributor was an out-of-index stake in U.K.-based Autonomy, an enterprise software firm that saw its stock rise sharply on a generous takeover bid from Hewlett-Packard. I sold Autonomy shortly after the announcement, and the merger was completed in October. Overweights in MasterCard and Visa helped performance, as earnings estimates for these card-processing companies increased.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Actual	1.04%	$ 1,000.00	$ 1,145.40	$ 5.55
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.69	$ 5.22

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.0	4.0
JPMorgan Chase & Co.	4.2	3.9
Wells Fargo & Co.	4.1	4.3
Chevron Corp.	3.0	3.3
Exxon Mobil Corp.	2.7	3.8
Google, Inc. Class A	2.2	2.4
Comcast Corp. Class A (special) (non-vtg.)	2.0	1.3
General Electric Co.	1.9	2.1
Procter & Gamble Co.	1.9	1.5
Microsoft Corp.	1.7	1.3
	28.7
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.0	23.7
Financials	18.4	17.8
Consumer Discretionary	12.9	13.8
Health Care	12.7	10.1
Industrials	11.9	12.3
Asset Allocation (% of fund's net assets)
As of April 30, 2012*		As of October 31, 2011**
	Stocks 99.8%		Stocks 99.6%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	9.8%	** Foreign investments	12.0%

Annual Report

Investments April 30, 2012

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.4%
Gentex Corp.	62,800	$ 1,380
Johnson Controls, Inc.	78,500	2,510
		3,890
Automobiles - 0.3%
Bayerische Motoren Werke AG (BMW)	20,998	1,996
Tesla Motors, Inc. (a)	17,000	563
		2,559
Distributors - 0.2%
Li & Fung Ltd.	854,000	1,827
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp.	58,763	5,726
Texas Roadhouse, Inc. Class A	100	2
Yum! Brands, Inc.	29,784	2,166
		7,894
Household Durables - 1.8%
D.R. Horton, Inc.	174,608	2,855
iRobot Corp. (a)	24,400	576
KB Home	191,879	1,666
Lennar Corp. Class A	213,825	5,932
Toll Brothers, Inc. (a)	219,360	5,572
		16,601
Leisure Equipment & Products - 0.2%
Hasbro, Inc.	59,095	2,171
Media - 4.0%
Comcast Corp. Class A (special) (non-vtg.)	627,232	18,710
DreamWorks Animation SKG, Inc. Class A (a)	22,050	397
The Walt Disney Co.	71,400	3,078
Time Warner, Inc.	347,241	13,008
Viacom, Inc. Class B (non-vtg.)	53,927	2,502
		37,695
Multiline Retail - 1.5%
JCPenney Co., Inc.	13,700	494
Target Corp.	236,374	13,696
		14,190
Specialty Retail - 2.6%
Citi Trends, Inc. (a)	86,259	961
Home Depot, Inc.	92,285	4,779
Lowe's Companies, Inc.	348,505	10,967
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lumber Liquidators Holdings, Inc. (a)(d)	120,300	$ 3,480
Staples, Inc.	225,875	3,478
Urban Outfitters, Inc. (a)	40,500	1,173
		24,838
Textiles, Apparel & Luxury Goods - 0.2%
Warnaco Group, Inc. (a)	39,753	2,105
TOTAL CONSUMER DISCRETIONARY		113,770
CONSUMER STAPLES - 9.2%
Beverages - 2.0%
Dr Pepper Snapple Group, Inc.	117,745	4,778
PepsiCo, Inc.	162,156	10,702
The Coca-Cola Co.	48,909	3,733
		19,213
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	112,989	5,042
Susser Holdings Corp. (a)	18,100	483
Walgreen Co.	130,984	4,592
		10,117
Food Products - 1.3%
Danone SA	87,629	6,166
Green Mountain Coffee Roasters, Inc. (a)	50,400	2,457
Kellogg Co.	82,607	4,177
		12,800
Household Products - 3.7%
Colgate-Palmolive Co.	67,365	6,665
Kimberly-Clark Corp.	133,137	10,447
Procter & Gamble Co.	279,668	17,798
		34,910
Personal Products - 0.2%
Prestige Brands Holdings, Inc. (a)	97,357	1,654
Tobacco - 1.0%
British American Tobacco PLC sponsored ADR	27,824	2,864
Lorillard, Inc.	47,546	6,432
		9,296
TOTAL CONSUMER STAPLES		87,990
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 11.6%
Energy Equipment & Services - 2.5%
Cameron International Corp. (a)	41,700	$ 2,137
Dresser-Rand Group, Inc. (a)	39,798	1,937
Exterran Holdings, Inc. (a)	189,106	2,555
Halliburton Co.	318,043	10,883
Helmerich & Payne, Inc.	23,500	1,208
McDermott International, Inc. (a)	74,252	839
Schlumberger Ltd.	50,645	3,755
		23,314
Oil, Gas & Consumable Fuels - 9.1%
Amyris, Inc. (a)(d)	396,942	1,242
Apache Corp.	9,900	950
BP PLC sponsored ADR	54,991	2,387
Chevron Corp.	267,780	28,535
EV Energy Partners LP	18,800	1,193
Exxon Mobil Corp.	300,092	25,910
Marathon Petroleum Corp.	10,900	454
Newfield Exploration Co. (a)	18,700	671
Oasis Petroleum, Inc. (a)(d)	20,200	668
Occidental Petroleum Corp.	47,896	4,369
Peabody Energy Corp.	46,400	1,444
QEP Resources, Inc.	35,795	1,103
Royal Dutch Shell PLC Class A (United Kingdom)	168,823	6,022
Suncor Energy, Inc.	269,700	8,909
Whiting Petroleum Corp. (a)	29,400	1,682
Williams Companies, Inc.	31,200	1,062
		86,601
TOTAL ENERGY		109,915
FINANCIALS - 18.4%
Capital Markets - 2.7%
Ashmore Group PLC	266,569	1,655
Charles Schwab Corp.	462,925	6,620
Goldman Sachs Group, Inc.	7,910	911
KKR & Co. LP	140,120	1,978
Morgan Stanley	436,949	7,550
Northern Trust Corp.	77,512	3,689
State Street Corp.	31,100	1,437
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	23,040	$ 1,454
UBS AG (NY Shares)	42,000	520
		25,814
Commercial Banks - 7.4%
BB&T Corp.	211,839	6,787
CIT Group, Inc. (a)	85,126	3,222
City National Corp.	8,760	467
Comerica, Inc.	57,200	1,832
Standard Chartered PLC (United Kingdom)	77,351	1,891
SunTrust Banks, Inc.	275,085	6,679
U.S. Bancorp	333,441	10,727
Wells Fargo & Co.	1,164,647	38,934
		70,539
Diversified Financial Services - 6.6%
Citigroup, Inc.	383,985	12,687
CME Group, Inc.	14,291	3,799
JPMorgan Chase & Co.	922,736	39,659
KKR Financial Holdings LLC	690,875	6,273
		62,418
Insurance - 1.3%
Genworth Financial, Inc. Class A (a)	432,519	2,599
Lincoln National Corp.	129,952	3,219
MetLife, Inc.	170,621	6,147
		11,965
Real Estate Management & Development - 0.0%
Altisource Portfolio Solutions SA (a)	1,380	83
Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp. (a)(d)	274,517	950
Radian Group, Inc. (d)	940,165	2,933
		3,883
TOTAL FINANCIALS		174,702
HEALTH CARE - 12.7%
Biotechnology - 2.1%
Amgen, Inc.	140,098	9,962
Anthera Pharmaceuticals, Inc. (a)	86,759	135
ARIAD Pharmaceuticals, Inc. (a)	45,305	738
ArQule, Inc. (a)	43,800	309
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
AVEO Pharmaceuticals, Inc. (a)	26,500	$ 305
Clovis Oncology, Inc.	20,100	360
Dynavax Technologies Corp. (a)	126,962	636
Exelixis, Inc. (a)	31,700	152
Gentium SpA sponsored ADR (a)	134,694	1,280
Infinity Pharmaceuticals, Inc. (a)	80,447	1,086
Merrimack Pharmaceuticals, Inc.	16,300	129
NPS Pharmaceuticals, Inc. (a)	2,700	19
OncoGenex Pharmaceuticals, Inc. (a)	11,100	144
Rigel Pharmaceuticals, Inc. (a)	86,100	666
Synageva BioPharma Corp. (a)	48,856	1,856
Theravance, Inc. (a)	43,600	944
ZIOPHARM Oncology, Inc. (a)	212,010	1,009
		19,730
Health Care Equipment & Supplies - 2.1%
Alere, Inc. (a)	518,366	12,384
HeartWare International, Inc. (a)	35,900	2,799
Insulet Corp. (a)	56,148	1,003
Integra LifeSciences Holdings Corp. (a)	71,700	2,669
Mako Surgical Corp. (a)	16,900	698
Masimo Corp. (a)	24,174	535
Natus Medical, Inc. (a)	8,500	104
		20,192
Health Care Providers & Services - 2.1%
Accretive Health, Inc. (a)	43,950	442
Aetna, Inc.	64,193	2,827
IPC The Hospitalist Co., Inc. (a)	10,197	392
McKesson Corp.	92,998	8,501
WellPoint, Inc.	119,161	8,081
		20,243
Health Care Technology - 0.0%
Epocrates, Inc. (a)	32,800	267
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	65,947	2,937
QIAGEN NV (a)(d)	188,395	3,152
Thermo Fisher Scientific, Inc.	25,000	1,391
		7,480
Pharmaceuticals - 5.6%
Abbott Laboratories	124,275	7,713
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Cardiome Pharma Corp. (a)	439,226	$ 246
GlaxoSmithKline PLC sponsored ADR	109,811	5,077
Impax Laboratories, Inc. (a)	75,059	1,849
Johnson & Johnson	110,300	7,179
Merck & Co., Inc.	360,620	14,151
Optimer Pharmaceuticals, Inc. (a)	58,700	869
Pfizer, Inc.	602,643	13,819
ViroPharma, Inc. (a)	85,300	1,855
XenoPort, Inc. (a)	9,920	45
		52,803
TOTAL HEALTH CARE		120,715
INDUSTRIALS - 11.9%
Aerospace & Defense - 2.8%
Bombardier, Inc. Class B (sub. vtg.)	383,149	1,621
Esterline Technologies Corp. (a)	18,774	1,286
Honeywell International, Inc.	105,102	6,375
Raytheon Co.	65,901	3,568
Rockwell Collins, Inc.	100,880	5,638
The Boeing Co.	49,696	3,817
United Technologies Corp.	51,335	4,191
		26,496
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	40,510	2,420
United Parcel Service, Inc. Class B	34,600	2,704
		5,124
Building Products - 1.4%
Lennox International, Inc.	88,909	3,859
Owens Corning (a)	222,876	7,656
Quanex Building Products Corp.	78,122	1,440
		12,955
Commercial Services & Supplies - 0.5%
Herman Miller, Inc.	38,800	758
Interface, Inc. Class A	178,046	2,521
Republic Services, Inc.	44,700	1,223
		4,502
Electrical Equipment - 1.3%
AMETEK, Inc.	35,800	1,802
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Emerson Electric Co.	73,745	$ 3,875
GrafTech International Ltd. (a)	121,022	1,421
Regal-Beloit Corp.	14,600	988
Roper Industries, Inc.	43,165	4,399
		12,485
Industrial Conglomerates - 2.7%
3M Co.	3,800	340
Danaher Corp.	31,250	1,694
General Electric Co.	936,203	18,331
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.) (d)	262,115	5,240
		25,605
Machinery - 1.4%
Illinois Tool Works, Inc.	41,079	2,357
Ingersoll-Rand PLC	228,032	9,696
Invensys PLC	248,400	895
Westport Innovations, Inc. (a)(d)	19,900	623
		13,571
Professional Services - 1.1%
Acacia Research Corp. (f)	24,000	886
Acacia Research Corp. - Acacia Technologies (a)	56,714	2,325
Bureau Veritas SA	37,590	3,349
Michael Page International PLC	628,844	4,242
		10,802
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
Class A (a)(e)	51,700	1,216
Class A	8,900	209
		1,425
TOTAL INDUSTRIALS		112,965
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 2.3%
Acme Packet, Inc. (a)	47,700	1,339
Brocade Communications Systems, Inc. (a)	227,522	1,260
Cisco Systems, Inc.	467,879	9,428
Juniper Networks, Inc. (a)	198,714	4,258
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	127,700	$ 1,695
QUALCOMM, Inc.	60,550	3,866
		21,846
Computers & Peripherals - 6.1%
Apple, Inc. (a)	81,385	47,547
EMC Corp. (a)	206,317	5,820
Fusion-io, Inc.	1,400	36
Hewlett-Packard Co.	192,858	4,775
		58,178
Electronic Equipment & Components - 0.7%
Aeroflex Holding Corp. (a)	136,822	1,532
Corning, Inc.	278,815	4,001
Dolby Laboratories, Inc. Class A (a)	12,500	490
		6,023
Internet Software & Services - 2.5%
Cornerstone OnDemand, Inc. (a)	51,546	1,071
Google, Inc. Class A (a)	34,287	20,752
Responsys, Inc.	32,191	411
SciQuest, Inc. (a)	109,470	1,626
		23,860
IT Services - 5.9%
Accenture PLC Class A	39,271	2,551
Cognizant Technology Solutions Corp. Class A (a)	65,608	4,810
Fidelity National Information Services, Inc.	145,650	4,904
Heartland Payment Systems, Inc.	17,100	521
IBM Corp.	33,269	6,889
MasterCard, Inc. Class A	31,500	14,247
Paychex, Inc.	266,259	8,249
The Western Union Co.	209,370	3,848
VeriFone Systems, Inc. (a)	35,201	1,677
Visa, Inc. Class A	70,072	8,617
		56,313
Semiconductors & Semiconductor Equipment - 0.7%
Lam Research Corp. (a)	38,366	1,598
NXP Semiconductors NV (a)	204,193	5,278
		6,876
Software - 3.8%
BroadSoft, Inc. (a)	32,295	1,383
Citrix Systems, Inc. (a)	23,321	1,997
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Concur Technologies, Inc. (a)	31,076	$ 1,758
Informatica Corp. (a)	17,830	821
Intuit, Inc.	40,840	2,367
Kenexa Corp. (a)	30,900	1,010
Microsoft Corp.	516,439	16,536
Nuance Communications, Inc. (a)	41,213	1,007
Oracle Corp.	195,450	5,744
Red Hat, Inc. (a)	23,836	1,421
salesforce.com, Inc. (a)	14,600	2,274
		36,318
TOTAL INFORMATION TECHNOLOGY		209,414
MATERIALS - 0.4%
Chemicals - 0.4%
E.I. du Pont de Nemours & Co.	21,500	1,149
PPG Industries, Inc.	4,700	495
W.R. Grace & Co. (a)	43,300	2,581
		4,225
UTILITIES - 0.7%
Electric Utilities - 0.3%
FirstEnergy Corp.	33,900	1,587
PPL Corp.	60,105	1,644
		3,231
Gas Utilities - 0.1%
National Fuel Gas Co.	29,378	1,390
Multi-Utilities - 0.3%
National Grid PLC	221,546	2,393
TOTAL UTILITIES		7,014
TOTAL COMMON STOCKS (Cost $827,890)		940,710
Nonconvertible Preferred Stocks - 0.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
Porsche Automobil Holding SE (Germany)	47,222	$ 2,883
Volkswagen AG	33,180	6,285
		9,168
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,227)		9,168
Convertible Bonds - 0.0%
Principal Amount (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (f) (Cost $395)	$ 395	285
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	2,203,059	2,203
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	10,882,911	10,883
TOTAL MONEY MARKET FUNDS (Cost $13,086)		13,086
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $847,598)		963,249
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(11,799)
NET ASSETS - 100%		$ 951,450
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,216,000 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,171,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Acacia Research Corp.	2/16/12	$ 882
Amyris, Inc. 3% 2/27/17	2/27/12	$ 395
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3
Fidelity Securities Lending Cash Central Fund	248
Total	$ 251
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 122,938	$ 122,938	$ -	$ -
Consumer Staples	87,990	87,990	-	-
Energy	109,915	103,893	6,022	-
Financials	174,702	174,702	-	-
Health Care	120,715	120,715	-	-
Industrials	112,965	112,079	886	-
Information Technology	209,414	209,414	-	-
Materials	4,225	4,225	-	-
Utilities	7,014	4,621	2,393	-
Corporate Bonds	285	-	285	-
Money Market Funds	13,086	13,086	-	-
Total Investments in Securities:	$ 963,249	$ 953,663	$ 9,586	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2012

Assets
Investment in securities, at value (including securities loaned of $10,196) - See accompanying schedule: Unaffiliated issuers (cost $834,512)	$ 950,163
Fidelity Central Funds (cost $13,086)	13,086
Total Investments (cost $847,598)		$ 963,249
Receivable for investments sold		4,993
Receivable for fund shares sold		1,583
Dividends receivable		660
Interest receivable		2
Distributions receivable from Fidelity Central Funds		23
Prepaid expenses		1
Other receivables		9
Total assets		970,520

Liabilities
Payable to custodian bank	$ 9
Payable for investments purchased	6,195
Payable for fund shares redeemed	1,146
Accrued management fee	583
Other affiliated payables	197
Other payables and accrued expenses	57
Collateral on securities loaned, at value	10,883
Total liabilities		19,070

Net Assets		$ 951,450
Net Assets consist of:
Paid in capital		$ 876,739
Undistributed net investment income		1,332
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(42,272)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		115,651
Net Assets, for 48,668 shares outstanding		$ 951,450
Net Asset Value, offering price and redemption price per share ($951,450 ÷ 48,668 shares)		$ 19.55

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended April 30, 2012

Investment Income
Dividends		$ 16,488
Interest		2
Income from Fidelity Central Funds		251
Total income		16,741

Expenses
Management fee Basic fee	$ 4,905
Performance adjustment	1,502
Transfer agent fees	2,119
Accounting and security lending fees	302
Custodian fees and expenses	88
Independent trustees' compensation	5
Registration fees	53
Audit	52
Legal	3
Interest	1
Miscellaneous	9
Total expenses before reductions	9,039
Expense reductions	(35)	9,004
Net investment income (loss)		7,737
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(16,475)
Foreign currency transactions	(7)
Futures contracts	1,224
Total net realized gain (loss)		(15,258)
Change in net unrealized appreciation (depreciation) on: Investment securities	18,127
Assets and liabilities in foreign currencies	(10)
Total change in net unrealized appreciation (depreciation)		18,117
Net gain (loss)		2,859
Net increase (decrease) in net assets resulting from operations		$ 10,596

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2012	Year ended April 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,737	$ 6,419
Net realized gain (loss)	(15,258)	103,363
Change in net unrealized appreciation (depreciation)	18,117	21,189
Net increase (decrease) in net assets resulting from operations	10,596	130,971
Distributions to shareholders from net investment income	(7,156)	(5,048)
Distributions to shareholders from net realized gain	(1,333)	(877)
Total distributions	(8,489)	(5,925)
Share transactions Proceeds from sales of shares	213,397	323,294
Reinvestment of distributions	8,243	5,783
Cost of shares redeemed	(331,011)	(482,921)
Net increase (decrease) in net assets resulting from share transactions	(109,371)	(153,844)
Total increase (decrease) in net assets	(107,264)	(28,798)

Net Assets
Beginning of period	1,058,714	1,087,512
End of period (including undistributed net investment income of $1,332 and undistributed net investment income of $1,808, respectively)	$ 951,450	$ 1,058,714
Other Information Shares
Sold	11,864	19,270
Issued in reinvestment of distributions	481	350
Redeemed	(19,098)	(29,908)
Net increase (decrease)	(6,753)	(10,288)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.10	$ 16.55	$ 11.06	$ 17.90	$ 18.72
Income from Investment Operations
Net investment income (loss) B	.16	.11	.05	.15	.12
Net realized and unrealized gain (loss)	.46	2.55	5.52	(6.84)	(.45)
Total from investment operations	.62	2.66	5.57	(6.69)	(.33)
Distributions from net investment income	(.15)	(.09)	(.08)	(.15)	(.12)
Distributions from net realized gain	(.03)	(.02)	-	-	(.37)
Total distributions	(.17) F	(.11)	(.08)	(.15)	(.49)
Net asset value, end of period	$ 19.55	$ 19.10	$ 16.55	$ 11.06	$ 17.90
Total Return A	3.40%	16.14%	50.48%	(37.37)%	(1.99)%
Ratios to Average Net Assets C, E
Expenses before reductions	1.03%	.94%	1.04%	.84%	.98%
Expenses net of fee waivers, if any	1.03%	.94%	1.04%	.84%	.98%
Expenses net of all reductions	1.02%	.93%	1.02%	.83%	.97%
Net investment income (loss)	.88%	.66%	.32%	1.19%	.62%
Supplemental Data
Net assets, end of period (in millions)	$ 951	$ 1,059	$ 1,088	$ 587	$ 1,101
Portfolio turnover rate D	64%	108%	186%	159%	120%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.027 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Large Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of April 30, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 157,259
Gross unrealized depreciation	(50,963)
Net unrealized appreciation (depreciation) on securities and other investments	$ 106,296

Tax Cost	$ 856,953

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,332
Capital loss carryforward	$ (28,723)
Net unrealized appreciation (depreciation)	$ 106,296

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (10,819)
Total with expiration	(10,819)
No expiration
Short-term	(5,974)
Long-term	(11,930)
Total no expiration	(17,904)
Total capital loss carryforward	$ (28,723)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	April 30, 2012	April 30, 2011
Ordinary Income	$ 8,489	$ 5,925

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts(variation margin)are marked-to-market daily and subsequent payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

During the period the Fund recognized net realized gain (loss) of $1,224 related to its investment in futures contracts. This amount is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $574,490 and $682,084, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .73% of the Fund's average net assets.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .24% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $34 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,684.34%		$ 1

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $248, including three hundred four dollars from securities loaned to FCM.

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $1,633. The weighted average interest rate was .60%. The interest expense amounted to twenty-seven dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

11. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $35 for the period.

Annual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Large Cap Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Stock Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of April 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Large Cap Stock Fund as of April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 13, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 228 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Interested Trustees*:

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, and Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (48)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

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(U.K.) Inc.

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(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

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www.fidelity.com

LCS-UANN-0612
1.784725.109

Fidelity®

Small Cap Stock

Fund

Annual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Small Cap Stock Fund	-14.78%	1.57%	6.49%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Stock Fund on April 30, 2002. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks largely overcame a summer swoon, leaving major equity benchmarks with only modest returns for the year ending April 30, 2012. The financial crisis in Europe, squabbles over the U.S. debt ceiling and the nation's historic credit-rating downgrade weighed on equities throughout the summer and early fall. In October, however, healthier manufacturing, consumer and employment data helped rejuvenate markets and investors' appetite for riskier assets. Stocks skidded in November on renewed recession fears, but the U.S. economy was resilient, and major equity benchmarks went on to post their best first-quarter performance since 1998. But, stocks slipped modestly in April, as resurfacing concerns about European debt and a potentially sharp slowdown in China's economy put the brakes on much of the earlier momentum. For the full 12 months, the broad-based S&P 500® Index rose 4.76%, while the blue-chip-laden Dow Jones Industrial AverageSM added 5.97% and the technology-heavy Nasdaq Composite® Index gained 7.12%. Small- and mid-cap stocks trailed their large-cap counterparts, with the Russell 2000® and Russell Midcap® indexes declining 4.25% and 0.03%, respectively. Despite a strong rally early in 2012, foreign developed-markets stocks were unable to shed the weight of Europe's debt woes, and the MSCI® EAFE® (Europe, Australasia, Far East) Index finished down 12.70%.

Comments from Lionel Harris, who became Portfolio Manager of Fidelity® Small Cap Stock Fund on November 17, 2011: For the year, the fund returned -14.78%, well short of the Russell 2000® Index. The most notable underperformance came from weak stock picks and a large overweighting in the semiconductor industry. In that group, TriQuint Semiconductor, Micron Technology, MEMC Electronic Materials and Taiwan-based Himax Technologies all did poorly. In financials, weak security selection in the insurance and bank industries detracted, particularly insurers Genworth Financial and Bermuda-based Assured Guaranty. Positioning in consumer discretionary also hurt, especially Chinese digital marketing company Focus Media Holding. Graphite manufacturer GrafTech International also detracted. In contrast, the fund's top-three contributors were health care stocks. The strongest of them was Questcor Pharmaceuticals, a drug maker whose H.P. Acthar® Gel continued to see very strong sales. Also helping were Amylin Pharmaceuticals, a maker of diabetes drugs, and Catalyst Health Solutions, a pharmacy benefit manager. Both companies' shares rose in response to corporate takeover expectations. Many of the names I've mentioned were not in the benchmark, and many were not in the fund at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Actual	1.11%	$ 1,000.00	$ 1,065.70	$ 5.70
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.34	$ 5.57

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
CVR Energy, Inc.	1.2	0.0
Wesco Aircraft Holdings, Inc.	1.1	0.0
Esterline Technologies Corp.	1.1	0.0
WESCO International, Inc.	1.1	0.0
Allied World Assurance Co. Holdings Ltd.	1.1	0.0
Graco, Inc.	1.0	0.0
Cleco Corp.	1.0	0.0
ARIAD Pharmaceuticals, Inc.	1.0	1.0
Teledyne Technologies, Inc.	1.0	0.0
Casey's General Stores, Inc.	1.0	0.9
	10.6
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.5	28.9
Industrials	17.7	18.8
Financials	16.1	18.0
Consumer Discretionary	15.3	12.7
Health Care	15.3	11.9
Asset Allocation (% of fund's net assets)
As of April 30, 2012*		As of October 31, 2011**
	Stocks and Equity Futures 97.7%		Stocks 99.7%
	Short-Term Investments and Net Other Assets (Liabilities) 2.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	11.7%	** Foreign investments	11.6%

Annual Report

Investments April 30, 2012

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 1.2%
Modine Manufacturing Co. (a)	1,100,000	$ 8,690
Tenneco, Inc. (a)	995,000	30,676
		39,366
Diversified Consumer Services - 0.8%
K12, Inc. (a)(d)	980,000	24,990
Hotels, Restaurants & Leisure - 2.4%
Club Mediterranee SA (a)	860,000	16,491
Life Time Fitness, Inc. (a)	350,000	16,296
Paddy Power PLC (Ireland)	280,000	18,274
Texas Roadhouse, Inc. Class A	1,570,000	27,083
		78,144
Household Durables - 1.6%
Ethan Allen Interiors, Inc.	795,356	18,452
Lennar Corp. Class A (d)	616,922	17,113
Toll Brothers, Inc. (a)	689,000	17,501
		53,066
Media - 0.5%
CyberAgent, Inc. (d)	4,988	15,363
Specialty Retail - 7.3%
Ascena Retail Group, Inc. (a)	1,470,000	30,106
Body Central Corp. (a)(e)	824,000	25,025
DSW, Inc. Class A	573,300	32,254
Express, Inc. (a)	1,070,000	25,273
Guess?, Inc.	1,055,000	30,890
K'S Denki Corp.	520,000	15,644
Penske Automotive Group, Inc.	855,000	22,606
USS Co. Ltd.	212,000	21,506
Vitamin Shoppe, Inc. (a)	688,000	32,384
		235,688
Textiles, Apparel & Luxury Goods - 1.5%
Steven Madden Ltd. (a)	694,355	30,003
Vera Bradley, Inc. (a)(d)	655,000	17,017
		47,020
TOTAL CONSUMER DISCRETIONARY		493,637
CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 1.1%
Casey's General Stores, Inc.	583,788	32,896
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.5%
Corn Products International, Inc.	292,997	$ 16,718
Personal Products - 0.8%
Inter Parfums, Inc. (e)	1,650,000	25,988
TOTAL CONSUMER STAPLES		75,602
ENERGY - 4.9%
Energy Equipment & Services - 1.8%
Hornbeck Offshore Services, Inc. (a)	550,058	22,899
McDermott International, Inc. (a)	1,436,700	16,235
Western Energy Services Corp. (a)	2,925,000	20,877
		60,011
Oil, Gas & Consumable Fuels - 3.1%
CVR Energy, Inc. (a)	1,235,000	37,490
Stone Energy Corp. (a)	1,151,400	32,297
Targa Resources Corp.	600,000	28,854
		98,641
TOTAL ENERGY		158,652
FINANCIALS - 16.1%
Capital Markets - 2.2%
Financial Engines, Inc. (a)(d)	935,000	21,355
HFF, Inc. (a)	1,200,000	19,608
Waddell & Reed Financial, Inc. Class A	910,000	29,102
		70,065
Commercial Banks - 5.2%
Aozora Bank Ltd.	7,100,000	18,211
Banco ABC Brasil SA	2,750,000	17,168
Bank of the Ozarks, Inc.	840,000	25,956
City National Corp.	615,000	32,755
First Niagara Financial Group, Inc.	2,645,000	23,646
First Republic Bank (a)	515,000	17,010
UMB Financial Corp.	675,000	32,434
		167,180
Insurance - 4.5%
Allied World Assurance Co. Holdings Ltd.	471,000	33,893
Assured Guaranty Ltd.	1,265,000	17,938
Brasil Insurance Participacoes e Administracao SA	1,525,000	16,681
CNO Financial Group, Inc. (a)	3,825,000	27,808
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Endurance Specialty Holdings Ltd.	580,000	$ 23,304
Validus Holdings Ltd.	800,000	26,000
		145,624
Real Estate Investment Trusts - 4.2%
Camden Property Trust (SBI)	209,000	14,143
Coresite Realty Corp.	953,155	23,743
Equity Lifestyle Properties, Inc.	350,000	24,479
Equity One, Inc.	1,075,000	22,339
Glimcher Realty Trust	2,275,000	22,500
Highwoods Properties, Inc. (SBI)	308,462	10,713
Rayonier, Inc.	390,000	17,687
		135,604
TOTAL FINANCIALS		518,473
HEALTH CARE - 15.3%
Biotechnology - 5.4%
Acorda Therapeutics, Inc. (a)	45,100	1,138
Alkermes PLC (a)	1,307,000	22,611
Allos Therapeutics, Inc. (a)	835,310	1,520
AMAG Pharmaceuticals, Inc. (a)	29,661	464
Amylin Pharmaceuticals, Inc. (a)	1,198,092	31,043
ARIAD Pharmaceuticals, Inc. (a)	2,056,746	33,525
Astex Pharmaceuticals, Inc. (a)	765,252	1,347
AVEO Pharmaceuticals, Inc. (a)	105,278	1,211
Codexis, Inc. (a)	350,019	1,267
Dynavax Technologies Corp. (a)	2,402,200	12,035
Emergent BioSolutions, Inc. (a)	105,632	1,485
Enzon Pharmaceuticals, Inc. (a)	83,337	519
ImmunoGen, Inc. (a)(d)	1,000,000	12,750
Keryx Biopharmaceuticals, Inc. (a)	87,400	138
Maxygen, Inc. (a)	262,689	1,484
Momenta Pharmaceuticals, Inc. (a)	64,756	1,028
Myrexis, Inc. (a)	168,334	508
Myriad Genetics, Inc. (a)	2,220	58
NPS Pharmaceuticals, Inc. (a)	500,000	3,580
Osiris Therapeutics, Inc. (a)(d)	196,720	1,045
Progenics Pharmaceuticals, Inc. (a)	79,478	873
Repligen Corp. (a)	20,000	88
Rigel Pharmaceuticals, Inc. (a)	750,000	5,798
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Targacept, Inc. (a)	257,152	$ 1,221
Theravance, Inc. (a)	595,457	12,886
United Therapeutics Corp. (a)	530,000	23,188
Vanda Pharmaceuticals, Inc. (a)	203,038	899
		173,709
Health Care Equipment & Supplies - 3.0%
Align Technology, Inc. (a)	620,000	19,660
Cyberonics, Inc. (a)	442,700	16,955
Integra LifeSciences Holdings Corp. (a)	778,264	28,975
The Cooper Companies, Inc.	370,500	32,667
		98,257
Health Care Providers & Services - 5.3%
Brookdale Senior Living, Inc. (a)	1,351,166	25,686
Chemed Corp.	434,729	26,232
Health Net, Inc. (a)	760,000	27,064
MEDNAX, Inc. (a)	296,000	20,791
MWI Veterinary Supply, Inc. (a)	262,100	24,742
Omnicare, Inc.	835,000	29,091
Team Health Holdings, Inc. (a)	778,846	16,776
		170,382
Pharmaceuticals - 1.6%
Dechra Pharmaceuticals PLC	2,500,000	18,727
Dechra Pharmaceuticals PLC rights 5/15/12 (a)	750,000	1,911
Impax Laboratories, Inc. (a)	735,000	18,103
ViroPharma, Inc. (a)	570,000	12,398
		51,139
TOTAL HEALTH CARE		493,487
INDUSTRIALS - 17.7%
Aerospace & Defense - 2.2%
Esterline Technologies Corp. (a)	533,000	36,505
Teledyne Technologies, Inc. (a)	514,918	33,274
		69,779
Air Freight & Logistics - 0.5%
Forward Air Corp.	480,659	16,237
Building Products - 1.0%
Armstrong World Industries, Inc.	745,000	32,810
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.6%
InnerWorkings, Inc. (a)(d)	1,590,000	$ 18,301
Construction & Engineering - 1.5%
Foster Wheeler AG (a)	920,000	21,160
Shaw Group, Inc. (a)	935,210	28,309
		49,469
Electrical Equipment - 3.0%
Acuity Brands, Inc.	555,000	30,841
Brady Corp. Class A	139,448	4,327
GrafTech International Ltd. (a)	1,939,864	22,774
II-VI, Inc. (a)	1,060,000	21,635
Prysmian SpA (d)	1,014,300	16,516
		96,093
Machinery - 4.1%
Actuant Corp. Class A	635,026	17,317
Altra Holdings, Inc. (a)	1,285,000	23,490
Graco, Inc.	630,000	33,585
Nordson Corp.	570,000	30,723
Wabtec Corp.	360,000	28,001
		133,116
Professional Services - 1.6%
Advisory Board Co. (a)	260,000	23,702
Kforce, Inc. (a)(e)	1,924,978	27,854
		51,556
Trading Companies & Distributors - 2.1%
Watsco, Inc.	425,000	30,579
WESCO International, Inc. (a)	549,000	36,448
		67,027
Transportation Infrastructure - 1.1%
Wesco Aircraft Holdings, Inc. (a)	2,325,000	36,712
TOTAL INDUSTRIALS		571,100
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 3.6%
Acme Packet, Inc. (a)(d)	1,020,000	28,631
Aruba Networks, Inc. (a)(d)	1,206,700	25,486
Comtech Telecommunications Corp.	750,000	23,190
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	1,933,800	$ 25,662
Riverbed Technology, Inc. (a)	685,000	13,515
		116,484
Electronic Equipment & Components - 2.6%
Aeroflex Holding Corp. (a)	2,054,000	23,005
Multi-Fineline Electronix, Inc. (a)	762,195	20,191
ScanSource, Inc. (a)	636,100	20,966
TTM Technologies, Inc. (a)	1,828,500	18,888
		83,050
Internet Software & Services - 1.2%
Bankrate, Inc. (d)	950,000	22,249
j2 Global, Inc. (d)	664,000	17,151
		39,400
IT Services - 0.8%
Broadridge Financial Solutions, Inc.	1,124,202	26,093
Semiconductors & Semiconductor Equipment - 5.3%
Cymer, Inc. (a)	487,380	25,266
Cypress Semiconductor Corp.	1,545,000	23,948
Entegris, Inc. (a)	3,540,000	31,329
ON Semiconductor Corp. (a)	2,263,971	18,700
PMC-Sierra, Inc. (a)	3,200,400	22,627
RF Micro Devices, Inc. (a)	4,200,000	18,186
Standard Microsystems Corp. (a)	1,114,965	29,524
		169,580
Software - 6.0%
BroadSoft, Inc. (a)	415,000	17,766
CommVault Systems, Inc. (a)	465,000	24,213
Ebix, Inc. (d)	989,500	20,235
JDA Software Group, Inc. (a)	554,000	16,000
MicroStrategy, Inc. Class A (a)	98,000	13,698
Royalblue Group PLC	841,000	21,158
Solera Holdings, Inc.	604,900	27,184
Synchronoss Technologies, Inc. (a)	625,000	19,563
Synopsys, Inc. (a)	565,000	16,956
TiVo, Inc. (a)	1,495,030	16,131
		192,904
TOTAL INFORMATION TECHNOLOGY		627,511
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.9%
Chemicals - 0.5%
Innophos Holdings, Inc.	331,096	$ 16,280
Containers & Packaging - 1.8%
Aptargroup, Inc.	500,000	27,255
Silgan Holdings, Inc.	730,000	32,025
		59,280
Metals & Mining - 0.6%
Reliance Steel & Aluminum Co.	313,000	17,494
Paper & Forest Products - 1.0%
Schweitzer-Mauduit International, Inc.	455,293	30,878
TOTAL MATERIALS		123,932
UTILITIES - 1.1%
Electric Utilities - 1.1%
Cleco Corp.	822,000	33,538
TOTAL COMMON STOCKS (Cost $2,828,697)		3,095,932
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.05% 5/10/12 (f) (Cost $3,900)	$ 3,900	3,900
Money Market Funds - 7.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	131,011,681	$ 131,012
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	112,336,093	112,336
TOTAL MONEY MARKET FUNDS (Cost $243,348)		243,348
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $3,075,945)		3,343,180
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(123,886)
NET ASSETS - 100%		$ 3,219,294
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
600 E-mini Russell 2000 Index Contracts	June 2012	$ 48,894	$ 1,620

The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,850,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 56
Fidelity Securities Lending Cash Central Fund	2,541
Total	$ 2,597
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Micro Circuits Corp.	$ 46,100	$ 5,807	$ 36,858	$ -	$ -
Assured Guaranty Ltd.	154,377	7,109	96,659	1,429	-
Body Central Corp.	-	18,340	-	-	25,025
Entropic Communications, Inc.	45,614	3,107	26,247	-	-
Inter Parfums, Inc.	-	27,084	-	212	25,988
Kforce, Inc.	-	21,553	-	-	27,854
Kulicke & Soffa Industries, Inc.	49,756	-	51,162	-	-
LTX-Credence Corp.	24,464	-	19,366	-	-
Modine Manufacturing Co.	17,826	17,367	13,660	-	-
Schweitzer-Mauduit International, Inc.	48,548	-	32,589	505	-
TriQuint Semiconductor, Inc.	63,276	36,271	39,937	-	-
Unisys Corp.	72,241	4,992	59,091	-	-
US Airways Group, Inc.	74,906	2,298	62,433	-	-
Total	$ 597,108	$ 143,928	$ 438,002	$ 2,146	$ 78,867
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 493,637	$ 441,124	$ 52,513	$ -
Consumer Staples	75,602	75,602	-	-
Energy	158,652	158,652	-	-
Financials	518,473	500,262	18,211	-
Health Care	493,487	493,487	-	-
Industrials	571,100	571,100	-	-
Information Technology	627,511	627,511	-	-
Materials	123,932	123,932	-	-
Utilities	33,538	33,538	-	-
U.S. Government and Government Agency Obligations	3,900	-	3,900	-
Money Market Funds	243,348	243,348	-	-
Total Investments in Securities:	$ 3,343,180	$ 3,268,556	$ 74,624	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,620	$ 1,620	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(11,433)
Total Unrealized Gain (Loss)	11,433
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,620	$ -
Total Value of Derivatives	$ 1,620	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.3%
Japan	2.3%
Bermuda	2.1%
Switzerland	1.6%
United Kingdom	1.3%
Ireland	1.3%
Brazil	1.0%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2012

Assets
Investment in securities, at value (including securities loaned of $107,524) - See accompanying schedule: Unaffiliated issuers (cost $2,765,619)	$ 3,020,965
Fidelity Central Funds (cost $243,348)	243,348
Other affiliated issuers (cost $66,978)	78,867
Total Investments (cost $3,075,945)		$ 3,343,180
Cash		304
Receivable for investments sold		58,101
Receivable for fund shares sold		2,478
Dividends receivable		3,480
Distributions receivable from Fidelity Central Funds		79
Prepaid expenses		4
Other receivables		176
Total assets		3,407,802

Liabilities
Payable for investments purchased	$ 66,685
Payable for fund shares redeemed	6,508
Accrued management fee	1,656
Payable for daily variation margin on futures contracts	534
Other affiliated payables	715
Other payables and accrued expenses	74
Collateral on securities loaned, at value	112,336
Total liabilities		188,508

Net Assets		$ 3,219,294
Net Assets consist of:
Paid in capital		$ 2,872,057
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		78,332
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		268,905
Net Assets, for 174,141 shares outstanding		$ 3,219,294
Net Asset Value, offering price and redemption price per share ($3,219,294 ÷ 174,141 shares)		$ 18.49

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended April 30, 2012

Investment Income
Dividends (including $2,146 earned from other affiliated issuers)		$ 23,280
Special dividends		3,185
Interest		2
Income from Fidelity Central Funds (including $2,541 from security lending)		2,597
Total income		29,064

Expenses
Management fee Basic fee	$ 24,533
Performance adjustment	4,666
Transfer agent fees	8,203
Accounting and security lending fees	1,018
Custodian fees and expenses	60
Independent trustees' compensation	21
Registration fees	47
Audit	60
Legal	14
Interest	5
Miscellaneous	40
Total expenses before reductions	38,667
Expense reductions	(497)	38,170
Net investment income (loss)		(9,106)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	450,728
Other affiliated issuers	(57,578)
Foreign currency transactions	(152)
Futures contracts	895
Total net realized gain (loss)		393,893
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,095,285)
Assets and liabilities in foreign currencies	48
Futures contracts	1,620
Total change in net unrealized appreciation (depreciation)		(1,093,617)
Net gain (loss)		(699,724)
Net increase (decrease) in net assets resulting from operations		$ (708,830)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2012	Year ended April 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (9,106)	$ (6,886)
Net realized gain (loss)	393,893	411,926
Change in net unrealized appreciation (depreciation)	(1,093,617)	411,536
Net increase (decrease) in net assets resulting from operations	(708,830)	816,576
Distributions to shareholders from net realized gain	(630)	-
Share transactions Proceeds from sales of shares	404,028	756,060
Reinvestment of distributions	615	-
Cost of shares redeemed	(1,120,023)	(1,134,639)
Net increase (decrease) in net assets resulting from share transactions	(715,380)	(378,579)
Redemption fees	589	1,161
Total increase (decrease) in net assets	(1,424,251)	439,158

Net Assets
Beginning of period	4,643,545	4,204,387
End of period (including undistributed net investment income of $0 and accumulated net investment loss of $1,539, respectively)	$ 3,219,294	$ 4,643,545
Other Information Shares
Sold	22,544	40,574
Issued in reinvestment of distributions	32	-
Redeemed	(62,471)	(63,520)
Net increase (decrease)	(39,895)	(22,946)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 21.70	$ 17.74	$ 10.88	$ 16.04	$ 20.40
Income from Investment Operations
Net investment income (loss)B	(.05)E	(.03)F	(.07)	-H	(.03)
Net realized and unrealized gain (loss)	(3.16)	3.98	6.93	(4.92)	(1.19)
Total from investment operations	(3.21)	3.95	6.86	(4.92)	(1.22)
Distributions from net investment income	-	-	-	-H,I	-
Distributions from net realized gain	-H	-	-	(.24)I	(3.14)
Total distributions	-H	-	-	(.24)	(3.14)
Redemption fees added to paid in capitalB	-H	.01	-H	-H	-H
Net asset value, end of period	$ 18.49	$ 21.70	$ 17.74	$ 10.88	$ 16.04
Total ReturnA	(14.78)%	22.32%	63.05%	(31.13)%	(7.64)%
Ratios to Average Net AssetsC,G
Expenses before reductions	1.12%	1.13%	1.24%	.96%	1.08%
Expenses net of fee waivers, if any	1.12%	1.13%	1.24%	.96%	1.08%
Expenses net of all reductions	1.10%	1.12%	1.23%	.95%	1.07%
Net investment income (loss)	(.26)%E	(.17)%F	(.49)%	.04%	(.18)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,219	$ 4,644	$ 4,204	$ 2,401	$ 3,954
Portfolio turnover rateD	104%	47%	60%	92%	115%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35) %.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.46) %.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.01 per share.

I The amount shown reflects certain reclassifications related to book to tax difference.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Small Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of April 30, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. The fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 381,791
Gross unrealized depreciation	(115,730)
Net unrealized appreciation (depreciation) on securities and other investments	$ 266,061

Tax Cost	$ 3,077,119

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 81,126
Net unrealized appreciation (depreciation)	$ 266,111

The tax character of distributions paid was as follows:

	April 30, 2012	April 30, 2011
Ordinary Income	$ 630	$ -

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $895 and a change in net unrealized appreciation (depreciation) of $1,620 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,629,308 and $4,412,828, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .84% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .24% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $250 for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,654.36%		$ 5

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,918. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $79 from securities loaned to FCM.

Annual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $497 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Small Cap Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Small Cap Stock Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of April 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Small Cap Stock Fund as of April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 12, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 228 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

Interested Trustees*:

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (48)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Small Cap Stock Fund voted to pay on June 11, 2012, to shareholders of record at the opening of business on June 08, 2012, a distribution of $0.476 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2012 $82,230,058 or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SLCX-UANN-0612
1.784727.109

Fidelity®

Small Cap Discovery

Fund

Annual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Small Cap Discovery Fund	0.72%	8.02%	8.17%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Discovery Fund on April 30, 2002. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks largely overcame a summer swoon, leaving major equity benchmarks with only modest returns for the year ending April 30, 2012. The financial crisis in Europe, squabbles over the U.S. debt ceiling and the nation's historic credit-rating downgrade weighed on equities throughout the summer and early fall. In October, however, healthier manufacturing, consumer and employment data helped rejuvenate markets and investors' appetite for riskier assets. Stocks skidded in November on renewed recession fears, but the U.S. economy was resilient, and major equity benchmarks went on to post their best first-quarter performance since 1998. But, stocks slipped modestly in April, as resurfacing concerns about European debt and a potentially sharp slowdown in China's economy put the brakes on much of the earlier momentum. For the full 12 months, the broad-based S&P 500® Index rose 4.76%, while the blue-chip-laden Dow Jones Industrial AverageSM added 5.97% and the technology-heavy Nasdaq Composite® Index gained 7.12%. Small- and mid-cap stocks trailed their large-cap counterparts, with the Russell 2000® and Russell Midcap® indexes declining 4.25% and 0.03%, respectively. Despite a strong rally early in 2012, foreign developed-markets stocks were unable to shed the weight of Europe's debt woes, and the MSCI® EAFE® (Europe, Australasia, Far East) Index finished down 12.70%.

Comments from Charles Myers, Portfolio Manager of Fidelity® Small Cap Discovery Fund: For the year, the fund gained 0.72%, handily outpacing the benchmark Russell 2000® Index. Most of that outperformance came from good stock picking, especially among information technology hardware/equipment names. Lacking much exposure to lagging semiconductor stocks also added value, as did good positioning in consumer staples and favorable security selection in materials. In contrast, financials detracted, driven mainly by the fund's real estate positioning and poor choices among banks, especially Minnesota-based regional bank TCF Financial. Picks in consumer discretionary also hurt. On an individual basis, the top contributor was industrial parts distributor WESCO International, while auto retailers Group 1 Automotive and Asbury Automotive Group did very well along with improvements in vehicle sales. Positions in homebuilder M.D.C. Holdings and satellite and wireless communications provider ViaSat also helped. The largest individual detractor was Superior Energy Services, a provider of oil-field services and equipment whose shares lost significant value amid a volatile market for energy stocks. Another notable underperformer was banana distributor Chiquita Brands International. TCF, WESCO and Superior Energy Services were not in the benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Actual	1.07%	$ 1,000.00	$ 1,150.80	$ 5.72
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.54	$ 5.37

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Team Health Holdings, Inc.	3.0	2.6
TCF Financial Corp.	3.0	1.8
Spectrum Brands Holdings, Inc.	2.9	2.7
Waddell & Reed Financial, Inc. Class A	2.7	2.1
WESCO International, Inc.	2.7	3.2
Berry Petroleum Co. Class A	2.4	2.0
The Geo Group, Inc.	2.4	1.4
RTI International Metals, Inc.	2.3	1.7
Chemed Corp.	2.3	1.3
HNI Corp.	2.2	3.2
	25.9
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.9	21.4
Industrials	16.4	17.7
Information Technology	16.1	16.2
Consumer Discretionary	16.0	16.2
Health Care	12.0	11.8
Asset Allocation (% of fund's net assets)
As of April 30, 2012*		As of October 31, 2011**
	Stocks 99.6%		Stocks 99.8%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	5.3%	** Foreign investments	5.1%

Annual Report

Investments April 30, 2012

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 15.7%
Diversified Consumer Services - 3.1%
Matthews International Corp. Class A	851,200	$ 25,536,000
Regis Corp. (e)	3,283,497	60,252,170
		85,788,170
Household Durables - 6.1%
Ethan Allen Interiors, Inc. (d)(e)	2,156,254	50,025,093
KB Home (d)	3,764,327	32,674,358
M.D.C. Holdings, Inc.	2,024,855	56,918,674
Meritage Homes Corp. (a)	1,085,300	30,811,667
		170,429,792
Media - 1.8%
Valassis Communications, Inc. (a)(d)(e)	2,500,000	50,000,000
Specialty Retail - 3.2%
Asbury Automotive Group, Inc. (a)	958,190	26,752,665
Group 1 Automotive, Inc.	850,000	49,198,000
Tsutsumi Jewelry Co. Ltd.	444,500	13,003,188
		88,953,853
Textiles, Apparel & Luxury Goods - 1.5%
Hanesbrands, Inc. (a)	1,500,000	42,330,000
TOTAL CONSUMER DISCRETIONARY		437,501,815
CONSUMER STAPLES - 5.5%
Food Products - 2.6%
Chiquita Brands International, Inc. (a)(e)	3,126,391	26,574,324
Dean Foods Co. (a)	3,730,000	45,804,400
		72,378,724
Household Products - 2.9%
Spectrum Brands Holdings, Inc. (a)	2,376,300	82,006,113
TOTAL CONSUMER STAPLES		154,384,837
ENERGY - 3.7%
Energy Equipment & Services - 1.3%
Superior Energy Services, Inc. (a)	1,324,400	35,652,848
Oil, Gas & Consumable Fuels - 2.4%
Berry Petroleum Co. Class A	1,505,700	68,584,635
TOTAL ENERGY		104,237,483
Common Stocks - continued
	Shares	Value
FINANCIALS - 22.9%
Capital Markets - 5.8%
Duff & Phelps Corp. Class A	1,513,882	$ 24,070,724
Knight Capital Group, Inc. Class A (a)	2,738,000	35,977,320
Monex Beans Holdings, Inc.	136,525	27,115,071
Waddell & Reed Financial, Inc. Class A	2,325,000	74,353,500
		161,516,615
Commercial Banks - 8.1%
Associated Banc-Corp.	3,249,393	43,314,409
CapitalSource, Inc.	5,672,100	36,585,045
Cathay General Bancorp	2,014,000	34,681,080
National Penn Bancshares, Inc.	2,907,898	26,810,820
TCF Financial Corp.	7,194,100	82,516,327
Western Liberty Bancorp (a)	350,000	1,032,500
		224,940,181
Insurance - 2.9%
Amerisafe, Inc. (a)(e)	1,126,909	30,111,008
Platinum Underwriters Holdings Ltd.	1,379,990	50,535,234
		80,646,242
Real Estate Investment Trusts - 2.4%
American Assets Trust, Inc.	663,200	15,591,832
Franklin Street Properties Corp.	2,568,387	25,863,657
Highwoods Properties, Inc. (SBI)	735,000	25,526,550
		66,982,039
Thrifts & Mortgage Finance - 3.7%
Astoria Financial Corp.	4,425,733	42,885,353
Washington Federal, Inc.	3,392,637	59,506,853
		102,392,206
TOTAL FINANCIALS		636,477,283
HEALTH CARE - 12.0%
Health Care Equipment & Supplies - 0.9%
Integra LifeSciences Holdings Corp. (a)	680,456	25,333,377
Health Care Providers & Services - 11.1%
Centene Corp. (a)	925,110	36,625,105
Chemed Corp. (e)	1,066,900	64,376,746
MEDNAX, Inc. (a)	738,900	51,900,336
PSS World Medical, Inc. (a)	1,761,500	42,152,695
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Team Health Holdings, Inc. (a)(e)	3,844,042	$ 82,800,660
VCA Antech, Inc. (a)	1,275,000	30,166,500
		308,022,042
TOTAL HEALTH CARE		333,355,419
INDUSTRIALS - 16.4%
Commercial Services & Supplies - 6.2%
HNI Corp. (e)	2,547,500	61,445,700
Quad/Graphics, Inc. (d)	1,452,891	19,526,855
The Geo Group, Inc. (a)(e)	3,197,987	66,230,311
United Stationers, Inc.	865,702	24,551,309
		171,754,175
Electrical Equipment - 2.0%
GrafTech International Ltd. (a)	1,639,120	19,243,269
Powell Industries, Inc. (a)(e)	1,094,032	35,676,384
		54,919,653
Machinery - 2.0%
Blount International, Inc. (a)	1,833,871	29,653,694
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,863,177	27,630,915
		57,284,609
Professional Services - 1.0%
FTI Consulting, Inc. (a)	740,000	26,891,600
Trading Companies & Distributors - 5.2%
H&E Equipment Services, Inc. (a)	890,000	17,177,000
Interline Brands, Inc. (a)(e)	2,529,845	53,227,939
WESCO International, Inc. (a)	1,115,322	74,046,228
		144,451,167
TOTAL INDUSTRIALS		455,301,204
INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 2.2%
ViaSat, Inc. (a)	1,236,300	59,713,290
Electronic Equipment & Components - 5.4%
Diploma PLC	3,000,000	22,330,610
Ingram Micro, Inc. Class A (a)	1,700,000	33,082,000
Macnica, Inc.	403,400	9,409,353
Ryoyo Electro Corp.	1,424,700	15,767,618
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
SYNNEX Corp. (a)	786,385	$ 29,953,405
Tech Data Corp. (a)	755,000	40,611,450
		151,154,436
Internet Software & Services - 2.7%
InfoSpace, Inc. (a)	1,411,583	15,710,919
j2 Global, Inc. (d)	1,395,000	36,032,850
QuinStreet, Inc. (a)(d)	2,211,246	23,240,195
		74,983,964
IT Services - 4.1%
FleetCor Technologies, Inc. (a)	1,494,960	59,125,668
Wright Express Corp. (a)	865,875	55,260,143
		114,385,811
Semiconductors & Semiconductor Equipment - 0.3%
Miraial Co. Ltd.	423,300	7,603,578
Software - 1.4%
Monotype Imaging Holdings, Inc. (a)(e)	2,724,642	38,662,670
TOTAL INFORMATION TECHNOLOGY		446,503,749
MATERIALS - 5.6%
Chemicals - 1.0%
PolyOne Corp.	2,000,000	27,720,000
Metals & Mining - 4.6%
Carpenter Technology Corp.	473,900	26,377,274
Haynes International, Inc.	596,406	37,197,842
RTI International Metals, Inc. (a)(e)	2,655,030	65,180,987
		128,756,103
TOTAL MATERIALS		156,476,103
UTILITIES - 1.4%
Gas Utilities - 1.4%
UGI Corp.	1,301,660	37,982,439
TOTAL COMMON STOCKS (Cost $2,443,242,916)		2,762,220,332
Nonconvertible Preferred Stocks - 0.3%
	Shares	Value
CONSUMER DISCRETIONARY - 0.3%
Household Durables - 0.3%
M/I Homes, Inc. Series A, 9.75% (a) (Cost $5,609,937)	411,373	$ 6,898,725
Money Market Funds - 1.7%

Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c) (Cost $47,835,700)	47,835,700	47,835,700
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $2,496,688,553)		2,816,954,757
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(36,023,462)
NET ASSETS - 100%		$ 2,780,931,295
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,966
Fidelity Securities Lending Cash Central Fund	173,854
Total	$ 195,820
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amerisafe, Inc.	$ 22,930,878	$ 2,463,238	$ -	$ -	$ 30,111,008
Chemed Corp.	33,206,547	36,061,817	3,216,203	356,255	64,376,746
Chiquita Brands International, Inc.	27,484,145	13,041,407	-	-	26,574,324
Columbus McKinnon Corp. (NY Shares)	38,303,540	225,722	966,596	-	27,630,915
Ethan Allen Interiors, Inc.	60,952,277	4,096,697	15,323,569	706,185	50,025,093
H&E Equipment Services, Inc.	25,359,625	7,513,405	24,543,637	-	-
Haynes International, Inc.	33,261,728	2,109,420	2,902,190	512,981	-
HNI Corp.	51,297,280	17,549,421	5,295,908	2,120,684	61,445,700
Interline Brands, Inc.	35,452,708	12,057,331	-	-	53,227,939
Monotype Imaging Holdings, Inc.	34,810,587	2,397,016	-	-	38,662,670
Powell Industries, Inc.	27,549,076	14,570,392	326,328	-	35,676,384
Providence Service Corp.	13,642,769	2,144	13,896,359	-	-
Regis Corp.	44,968,400	11,649,186	946,150	690,329	60,252,170
RTI International Metals, Inc.	43,279,658	39,139,917	8,502,728	-	65,180,987
Team Health Holdings, Inc.	50,428,443	30,110,287	2,213,200	-	82,800,660
The Geo Group, Inc.	10,451,010	55,586,305	-	-	66,230,311
Valassis Communications, Inc.	-	58,046,495	-	-	50,000,000
Total	$ 553,378,671	$ 306,620,200	$ 78,132,868	$ 4,386,434	$ 712,194,907
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 444,400,540	$ 431,397,352	$ 13,003,188	$ -
Consumer Staples	154,384,837	154,384,837	-	-
Energy	104,237,483	104,237,483	-	-
Financials	636,477,283	609,362,212	27,115,071	-
Health Care	333,355,419	333,355,419	-	-
Industrials	455,301,204	455,301,204	-	-
Information Technology	446,503,749	413,723,200	32,780,549	-
Materials	156,476,103	156,476,103	-	-
Utilities	37,982,439	37,982,439	-	-
Money Market Funds	47,835,700	47,835,700	-	-
Total Investments in Securities:	$ 2,816,954,757	$ 2,744,055,949	$ 72,898,808	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012

Assets
Investment in securities, at value (including securities loaned of $45,601,235) - See accompanying schedule: Unaffiliated issuers (cost $1,773,329,587)	$ 2,056,924,150
Fidelity Central Funds (cost $47,835,700)	47,835,700
Other affiliated issuers (cost $675,523,266)	712,194,907
Total Investments (cost $2,496,688,553)		$ 2,816,954,757
Foreign currency held at value (cost $246,174)		248,946
Receivable for investments sold		22,721,168
Receivable for fund shares sold		10,882,303
Dividends receivable		1,821,917
Distributions receivable from Fidelity Central Funds		40,189
Prepaid expenses		2,541
Other receivables		25,479
Total assets		2,852,697,300

Liabilities
Payable to custodian bank	$ 3,051,779
Payable for investments purchased	11,954,427
Payable for fund shares redeemed	6,500,749
Accrued management fee	1,794,580
Other affiliated payables	577,799
Other payables and accrued expenses	50,971
Collateral on securities loaned, at value	47,835,700
Total liabilities		71,766,005

Net Assets		$ 2,780,931,295
Net Assets consist of:
Paid in capital		$ 2,435,941,902
Accumulated net investment loss		(1,241,280)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		25,949,570
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		320,281,103
Net Assets, for 124,326,312 shares outstanding		$ 2,780,931,295
Net Asset Value, offering price and redemption price per share ($2,780,931,295 ÷ 124,326,312 shares)		$ 22.37

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended April 30, 2012

Investment Income
Dividends (including $4,386,434 earned from other affiliated issuers)		$ 20,034,554
Interest		27
Income from Fidelity Central Funds		195,820
Total income		20,230,401

Expenses
Management fee Basic fee	$ 15,102,580
Performance adjustment	1,647,286
Transfer agent fees	5,036,485
Accounting and security lending fees	656,115
Custodian fees and expenses	43,175
Independent trustees' compensation	12,289
Registration fees	164,026
Audit	55,582
Legal	6,368
Interest	1,477
Miscellaneous	16,899
Total expenses before reductions	22,742,282
Expense reductions	(47,151)	22,695,131
Net investment income (loss)		(2,464,730)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,619,658
Other affiliated issuers	12,752,160
Foreign currency transactions	(16,415)
Total net realized gain (loss)		56,355,403
Change in net unrealized appreciation (depreciation) on: Investment securities	(34,729,301)
Assets and liabilities in foreign currencies	13,089
Total change in net unrealized appreciation (depreciation)		(34,716,212)
Net gain (loss)		21,639,191
Net increase (decrease) in net assets resulting from operations		$ 19,174,461

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended April 30, 2012	Year ended April 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,464,730)	$ (141,979)
Net realized gain (loss)	56,355,403	33,255,866
Change in net unrealized appreciation (depreciation)	(34,716,212)	260,066,970
Net increase (decrease) in net assets resulting from operations	19,174,461	293,180,857
Distributions to shareholders from net realized gain	(49,903,097)	(5,086,042)
Share transactions Proceeds from sales of shares	1,544,635,138	1,569,618,570
Reinvestment of distributions	47,974,009	4,889,495
Cost of shares redeemed	(885,423,562)	(336,979,519)
Net increase (decrease) in net assets resulting from share transactions	707,185,585	1,237,528,546
Redemption fees	1,236,897	981,768
Total increase (decrease) in net assets	677,693,846	1,526,605,129

Net Assets
Beginning of period	2,103,237,449	576,632,320
End of period (including accumulated net investment loss of $1,241,280 and undistributed net investment income of $0, respectively)	$ 2,780,931,295	$ 2,103,237,449
Other Information Shares
Sold	73,376,317	78,514,034
Issued in reinvestment of distributions	2,380,856	243,612
Redeemed	(43,742,640)	(17,739,834)
Net increase (decrease)	32,014,533	61,017,812

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 22.78	$ 18.43	$ 11.27	$ 14.20	$ 17.18
Income from Investment Operations
Net investment income (loss) B	(.02)	- E, G	.02	.11	.04
Net realized and unrealized gain (loss)	.11	4.43	7.18	(2.96)	(1.85)
Total from investment operations	.09	4.43	7.20	(2.85)	(1.81)
Distributions from net investment income	-	- H	(.05)	(.09)	(.07)
Distributions from net realized gain	(.51)	(.10) H	-	-	(1.11)
Total distributions	(.51)	(.10)	(.05)	(.09)	(1.18)
Redemption fees added to paid in capital B	.01	.02	.01	.01	.01
Net asset value, end of period	$ 22.37	$ 22.78	$ 18.43	$ 11.27	$ 14.20
Total Return A	.72%	24.22%	64.12%	(19.91)%	(10.55)%
Ratios to Average Net Assets C, F
Expenses before reductions	1.07%	1.08%	1.26%	1.13%	1.04%
Expenses net of fee waivers, if any	1.07%	1.05%	1.05%	1.05%	1.04%
Expenses net of all reductions	1.07%	1.04%	1.04%	1.05%	1.03%
Net investment income (loss)	(.12)%	(.01)% E	.10%	.91%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,780,931	$ 2,103,237	$ 576,632	$ 142,097	$ 188,995
Portfolio turnover rate D	20%	11%	37%	114%	140%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.01 per share.

H The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2012

1. Organization.

Fidelity Small Cap Discovery Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of April 30, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses and losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 432,616,876
Gross unrealized depreciation	(116,293,179)
Net unrealized appreciation (depreciation) on securities and other investments	$ 316,323,697

Tax Cost	$ 2,500,631,060

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 29,892,077
Net unrealized appreciation (depreciation)	$ 316,338,596

The tax character of distributions paid was as follows:

	April 30, 2012	April 30, 2011
Ordinary Income	$ 770,172	$ 2,254,148
Long-term Capital Gains	49,132,925	2,831,894
Total	$ 49,903,097	$ 5,086,042

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,094,023,820 and $429,001,964, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .79% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .24% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $34,188 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,723,533.36%		$ 1,477

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,822 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $792,960. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $173,854, including $8,359 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $47,151 for the period.

Annual Report

Notes to Financial Statements - continued

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Small Cap Discovery Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Small Cap Discovery Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of April 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Small Cap Discovery Fund as of April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 11, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 228 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (48)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Small Cap Discovery Fund voted to pay on June 11, 2012, to shareholders of record at the opening of business on June 08, 2012, a distribution of $0.240 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2012 $59,668,587 or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SMR-UANN-0612
1.784729.109

Item 2. Code of Ethics

As of the end of the period, April 30, 2012, Fidelity Commonwealth Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Large Cap Stock Fund, Fidelity Mid-Cap Stock Fund, Fidelity Small Cap Discovery Fund, Fidelity and Small Cap Stock Fund (the "Funds"):

Services Billed by Deloitte Entities

April 30, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Large Cap Stock Fund	$38,000	$-	$4,900	$500
Fidelity Mid-Cap Stock Fund	$37,000	$-	$5,600	$1,300
Fidelity Small Cap Discovery Fund	$42,000	$-	$4,600	$600
Fidelity Small Cap Stock Fund	$42,000	$-	$6,400	$800

April 30, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Large Cap Stock Fund	$38,000	$-	$5,100	$100
Fidelity Mid-Cap Stock Fund	$37,000	$-	$5,100	$300
Fidelity Small Cap Discovery Fund	$42,000	$-	$4,600	$100
Fidelity Small Cap Stock Fund	$42,000	$-	$7,300	$200

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	April 30, 2012A	April 30, 2011A
Audit-Related Fees	$410,000	$645,000
Tax Fees	$-	$-
All Other Fees	$610,000	$730,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	April 30, 2012 A	April 30, 2011 A
Deloitte Entities	$1,150,000	$1,485,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 27, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 27, 2012